UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: August 31

Date of reporting period: March 1, 2016 to May 31, 2016

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 90.5%
Communications - 35.5%
Alibaba Group Holding Ltd. ADR*	90,257	$7,401,073
China Mobile Ltd.	453,450	5,171,845
Baidu, Inc. ADR*	22,635	4,041,253
JD.com, Inc. ADR*	78,624	1,934,936
Ctrip.com International Ltd. ADR*	31,734	1,452,148
Qihoo 360 Technology Company Ltd. ADR*	9,393	697,900
China Telecom Corporation Ltd. — Class H	1,335,203	622,212
China Unicom Hong Kong Ltd.	551,351	595,487
Mobile TeleSystems PJSC ADR	50,491	442,301
Vipshop Holdings Ltd. ADR*	31,462	367,162
Mail.Ru Group Ltd. GDR*	10,849	214,810
TIM Participacoes S.A. ADR	16,909	167,061
YY, Inc. ADR*	3,480	151,206
SouFun Holdings Ltd. ADR*	27,196	147,674
MegaFon OAO GDR	12,458	139,530
Sistema JSFC GDR	18,716	139,434
58.com, Inc. ADR*	2,133	115,289
Autohome, Inc. ADR*	4,524	112,150
21Vianet Group, Inc. ADR*,1	7,365	106,940
Weibo Corp ADR*	3,597	95,644
VimpelCom Ltd. ADR	21,356	81,153
Bitauto Holdings Ltd. ADR*	3,941	79,963
Videocon d2h Ltd. ADR*	6,156	54,912
E-Commerce China Dangdang, Inc. — Class A ADR*	6,303	39,520
Total Communications		24,371,603
Energy - 18.2%
Gazprom PAO ADR	530,071	2,317,471
CNOOC Ltd.	1,440,354	1,720,678
Lukoil PJSC ADR	43,427	1,661,083
China Petroleum & Chemical Corp. — Class H	2,313,996	1,578,777
PetroChina Company Ltd. — Class H	1,922,011	1,321,233
Petroleo Brasileiro S.A. ADR*,1	141,867	798,711
Novatek OAO GDR	6,745	677,198
Tatneft PAO ADR	22,959	635,735
Reliance Industries Ltd. GDR[2]	19,136	543,462
Rosneft OAO GDR	104,864	507,332
Surgutneftegas OAO ADR	93,935	476,250
Yanzhou Coal Mining Company Ltd. — Class H1	193,793	104,279
Trina Solar Ltd. ADR*,1	9,555	76,727
JinkoSolar Holding Company Ltd. ADR*,1	2,405	52,285
JA Solar Holdings Company Ltd. ADR*,1	4,859	38,726
Total Energy		12,509,947
Financial - 11.9%
HDFC Bank Ltd. ADR	36,136	2,325,714
Sberbank of Russia PJSC ADR	251,782	2,150,219
China Life Insurance Company Ltd. — Class H	671,933	1,503,343
ICICI Bank Ltd. ADR	133,885	962,633
VTB Bank PJSC GDR	246,651	501,441

	Shares	Value
COMMON STOCKS† - 90.5% (continued)
Financial - 11.9% (continued)
State Bank of India GDR*	9,249	$278,857
Axis Bank Ltd. GDR	7,175	278,031
Banco Santander Brasil S.A. ADR[1]	18,523	88,910
E-House China Holdings Ltd. ADR*,1	8,522	54,882
Total Financial		8,144,030
Technology - 8.3%
Infosys Ltd. ADR	170,700	3,318,409
NetEase, Inc. ADR	6,850	1,218,204
Wipro Ltd. ADR[1]	55,110	661,871
Semiconductor Manufacturing International Corp.*	2,978,050	249,188
WNS Holdings Ltd. ADR*	5,526	168,543
Momo, Inc. ADR*	3,563	45,535
NQ Mobile, Inc. — Class A ADR*,1	9,316	39,779
Total Technology		5,701,529
Consumer, Non-cyclical - 6.8%
Ambev S.A. ADR	389,706	2,049,853
Magnit PJSC GDR	27,298	966,349
BRF S.A. ADR	57,254	715,675
Dr Reddy's Laboratories Ltd. ADR	8,320	392,371
TAL Education Group ADR*	4,587	245,038
X5 Retail Group N.V. GDR*	10,801	211,160
QIWI plc ADR	5,075	62,575
Ros Agro plc GDR	2,637	34,808
Total Consumer, Non-cyclical		4,677,829
Basic Materials - 5.1%
MMC Norilsk Nickel PJSC ADR	62,765	884,987
Ultrapar Participacoes S.A. ADR[1]	41,324	783,916
Vale S.A. ADR[1]	146,545	575,922
Fibria Celulose S.A. ADR[1]	23,176	215,073
Severstal PAO GDR	18,665	195,050
Sinopec Shanghai Petrochemical Company Ltd. — Class H	373,611	182,762
Vedanta Resources plc ADR	27,406	170,739
Cia Siderurgica Nacional S.A. ADR*,1	74,658	134,384
PhosAgro OAO GDR	8,796	131,940
Aluminum Corporation of China Ltd. — Class H*,1	418,505	126,605
Novolipetsk Steel PJSC GDR	9,171	118,764
Total Basic Materials		3,520,142
Consumer, Cyclical - 2.3%
Tata Motors Ltd. ADR*	19,761	661,796
Qunar Cayman Islands Ltd. ADR*	6,195	201,214
Mahindra & Mahindra Ltd. GDR	9,635	190,291
Lenta Ltd. GDR*	27,150	185,706
China Southern Airlines Company Ltd. — Class H	188,837	110,849
China Lodging Group Ltd. ADR	3,111	105,494
China Eastern Airlines Corporation Ltd. — Class H*,1	187,204	100,011

Guggenheim BRIC ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 90.5% (continued)
Consumer, Cyclical - 2.3% (continued)
500.com Ltd. ADR*,1	2,701	$46,808
Total Consumer, Cyclical		1,602,169
Utilities - 1.2%
CPFL Energia S.A. ADR[1]	31,951	322,066
Huaneng Power International, Inc. — Class H	413,706	282,793
Cia de Saneamento Basico do Estado de Sao Paulo ADR	35,540	249,491
Total Utilities		854,350
Industrial - 1.2%
Larsen & Toubro Ltd. GDR	16,015	349,127
Embraer S.A. ADR[1]	16,190	337,076
Guangshen Railway Company Ltd. — Class H	162,441	78,626
Globaltrans Investment plc GDR	11,197	44,284
China Ming Yang Wind Power Group Ltd. ADR*	12,669	30,532
Total Industrial		839,645
Total Common Stocks
(Cost $82,594,958)		62,221,244
PREFERRED STOCKS† - 9.2%
Financial - 5.4%
Itau Unibanco Holding S.A. ADR	266,474	2,134,458
Banco Bradesco S.A. ADR	257,896	1,614,429
Total Financial		3,748,887
Energy - 1.2%
Petroleo Brasileiro S.A. ADR*	193,789	854,609

	Shares	Value
PREFERRED STOCKS† - 9.2% (continued)
Basic Materials - 1.2%
Vale S.A. ADR	196,382	$604,857
Gerdau S.A. ADR	96,886	149,204
Braskem S.A. ADR[1]	8,240	95,584
Total Basic Materials		849,645
Communications - 0.8%
Telefonica Brasil S.A. ADR[1]	45,994	529,851
Consumer, Non-cyclical - 0.3%
Cia Brasileira de Distribuicao ADR[1]	17,189	191,485
Utilities - 0.3%
Cia Energetica de Minas Gerais ADR	77,060	114,819
Cia Paranaense de Energia ADR[1]	11,257	73,621
Total Utilities		188,440
Total Preferred Stocks
(Cost $25,369,557)		6,362,917
SECURITIES LENDING COLLATERAL†,3 - 5.3%
BNY Mellon Separately Managed Cash Collateral Account, 0.3075%	3,671,064	3,671,064
Total Securities Lending Collateral
(Cost $3,671,064)		3,671,064
Total Investments - 105.0%
(Cost $111,635,579)		$72,255,225
Other Assets & Liabilities, net - (5.0)%		(3,454,049)
Total Net Assets - 100.0%		$68,801,176

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $543,462 (cost $543,705), or 0.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$62,221,244	$—	$—	$62,221,244
Preferred Stocks	6,362,917	—	—	6,362,917
Securities Lending Collateral	3,671,064	—	—	3,671,064
Total	$72,255,225	$—	$—	$72,255,225

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 23.7%
FNF Group	49,489	$1,729,641
Digital Realty Trust, Inc. REIT	17,973	1,715,522
VEREIT, Inc. REIT	178,510	1,711,911
Starwood Property Trust, Inc. REIT	82,949	1,710,408
Ventas, Inc. REIT	25,685	1,703,687
Mid-America Apartment Communities, Inc. REIT	16,511	1,700,467
Crown Castle International Corp. REIT	18,375	1,668,634
WP Carey, Inc. REIT	26,021	1,668,206
Lamar Advertising Co. — Class A REIT	25,644	1,668,142
Camden Property Trust REIT	19,543	1,665,259
Axis Capital Holdings Ltd.	30,018	1,655,493
Travelers Companies, Inc.	14,502	1,655,258
RenaissanceRe Holdings Ltd.	14,302	1,652,024
UDR, Inc. REIT	45,563	1,641,635
Annaly Capital Management, Inc. REIT	154,503	1,634,642
National Retail Properties, Inc. REIT	35,957	1,629,931
Iron Mountain, Inc. REIT	43,945	1,614,539
Equity Residential REIT	23,259	1,609,755
Brixmor Property Group, Inc. REIT	63,322	1,598,881
Macerich Co. REIT	20,761	1,584,480
Welltower, Inc. REIT	22,885	1,577,005
Omega Healthcare Investors, Inc. REIT	47,236	1,507,773
Banco Santander Brasil S.A. ADR[1]	311,701	1,496,165
Total Financial		37,799,458
Utilities - 21.2%
CenterPoint Energy, Inc.	74,119	1,669,901
PG&E Corp.	27,414	1,647,032
Xcel Energy, Inc.	39,703	1,642,512
National Grid plc ADR	22,172	1,636,515
NextEra Energy, Inc.	13,623	1,636,395
DTE Energy Co.	17,845	1,618,185
American Electric Power Company, Inc.	24,990	1,617,603
SCANA Corp.	23,125	1,616,669
PPL Corp.	41,939	1,616,329
Entergy Corp.	21,286	1,616,033
Pinnacle West Capital Corp.	21,927	1,613,608
Edison International	22,514	1,612,678
AGL Resources, Inc.	24,351	1,602,296
TECO Energy, Inc.	58,001	1,597,348
FirstEnergy Corp.	48,665	1,596,699
Duke Energy Corp.	20,375	1,593,936
Korea Electric Power Corp. ADR	59,858	1,580,850
Southern Co.	31,906	1,577,433
Consolidated Edison, Inc.	21,331	1,562,709
Public Service Enterprise Group, Inc.	34,836	1,558,911
Eversource Energy	28,183	1,556,829
Total Utilities		33,770,471

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Communications - 16.1%
KT Corp. ADR[1]	115,461	$1,673,029
Cablevision Systems Corp. — Class A	47,797	1,657,600
Telekomunikasi Indonesia Persero Tbk PT ADR	30,142	1,656,302
Vodafone Group plc ADR	48,724	1,656,129
SK Telecom Company Ltd. ADR	79,426	1,654,444
Thomson Reuters Corp.[1]	38,981	1,639,151
Orange S.A. ADR[1]	94,278	1,637,609
Time Warner, Inc.	21,354	1,615,644
AT&T, Inc.	41,135	1,610,435
Chunghwa Telecom Company Ltd. ADR[1]	47,194	1,600,349
Verizon Communications, Inc.	31,340	1,595,206
China Mobile Ltd. ADR	27,996	1,580,374
NTT DOCOMO, Inc. ADR	62,999	1,577,495
WPP plc ADR	13,606	1,577,344
Frontier Communications Corp.[1]	295,657	1,528,547
CenturyLink, Inc.	51,092	1,385,615
Total Communications		25,645,273
Consumer, Non-cyclical - 14.0%
Clorox Co.	12,668	1,628,345
Altria Group, Inc.	25,481	1,621,610
Unilever plc ADR	35,489	1,616,879
Unilever N.V. — Class Y	36,103	1,615,970
Reynolds American, Inc.	32,407	1,610,628
Philip Morris International, Inc.	16,319	1,610,359
Procter & Gamble Co.	19,864	1,609,779
Dr Pepper Snapple Group, Inc.	17,471	1,596,849
British American Tobacco plc ADR	13,117	1,595,683
Sysco Corp.	33,087	1,591,816
GlaxoSmithKline plc ADR[1]	37,154	1,574,215
Campbell Soup Co.	25,672	1,554,953
Tyson Foods, Inc. — Class A	24,124	1,538,629
Coca-Cola Femsa SAB de CV ADR	18,683	1,500,058
Total Consumer, Non-cyclical		22,265,773
Industrial - 8.2%
CH Robinson Worldwide, Inc.	22,398	1,679,402
LG Display Company Ltd. ADR	153,912	1,677,641
Grupo Aeroportuario del Pacifico SAB de CV ADR	16,392	1,654,117
Waste Management, Inc.	26,815	1,634,374
Republic Services, Inc. — Class A	33,818	1,632,733
Lockheed Martin Corp.	6,896	1,629,042
Bemis Company, Inc.	31,830	1,602,322
Cummins, Inc.	13,802	1,579,915
Total Industrial		13,089,546
Consumer, Cyclical - 7.7%
Wal-Mart Stores, Inc.	23,796	1,684,280
Gaming and Leisure Properties, Inc. REIT	48,591	1,599,130
Ford Motor Co.	118,089	1,593,021
Las Vegas Sands Corp.	34,404	1,590,841
WW Grainger, Inc.	6,860	1,566,481
Rite Aid Corp.*	200,047	1,540,362
Target Corp.	20,075	1,380,759

Guggenheim Defensive Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer, Cyclical - 7.7% (continued)
Kohl's Corp.	35,686	$1,286,123
Total Consumer, Cyclical		12,240,997
Basic Materials - 4.8%
Agrium, Inc.	18,702	1,686,920
Syngenta AG ADR	19,757	1,558,630
Newmont Mining Corp.	46,837	1,517,987
Ultrapar Participacoes S.A. ADR[1]	78,765	1,494,172
POSCO ADR	32,323	1,410,576
Total Basic Materials		7,668,285
Technology - 2.3%
Advanced Semiconductor Engineering, Inc. ADR	324,924	1,832,571
Siliconware Precision Industries Company Ltd. ADR[1]	222,151	1,781,651
Total Technology		3,614,222
Energy - 1.9%
Total S.A. ADR[1]	31,636	1,534,979

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 1.9% (continued)
Valero Energy Corp.	26,887	$1,470,719
Total Energy		3,005,698
Total Common Stocks
(Cost $147,033,095)		159,099,723

SECURITIES LENDING COLLATERAL†,2 - 4.2%

BNY Mellon Separately Managed Cash Collateral Account, 0.3025%	6,608,876	6,608,876
Total Securities Lending Collateral
(Cost $6,608,876)		6,608,876
Total Investments - 104.1%
(Cost $153,641,971)		$165,708,599
Other Assets & Liabilities, net - (4.1)%		(6,461,647)
Total Net Assets - 100.0%		$159,246,952

*	Non-income producing security.
†	Value determined based on Level 1 inputs —See Note 2.
1	All or portion of this security is on loan at May 31, 2016 - See Note 4.
2	Securities lending collateral - See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$159,099,723	$—	$—	$159,099,723
Securities Lending Collateral	6,608,876	—	—	6,608,876
Total	$165,708,599	$—	$—	$165,708,599

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2016:

Beginning Balance	$14,143
Realized Gain/Loss	(65,401)
Change in Unrealized Gain/Loss	51,258
Sales	—
Ending Balance	$—

Guggenheim Dow Jones Industrial Average Dividend ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 21.4%
Pfizer, Inc.	3,815	$132,380
Merck & Company, Inc.	1,982	111,507
Procter & Gamble Co.	1,162	94,168
Coca-Cola Co.	2,066	92,144
Johnson & Johnson	762	85,870
UnitedHealth Group, Inc.	386	51,597
Total Consumer, Non-cyclical		567,666
Industrial - 18.6%
Caterpillar, Inc.	1,798	130,373
Boeing Co.	849	107,101
General Electric Co.	2,994	90,509
3M Co.	503	84,665
United Technologies Corp.	788	79,257
Total Industrial		491,905
Technology - 13.8%
International Business Machines Corp.	802	123,299
Intel Corp.	3,184	100,583
Microsoft Corp.	1,534	81,302
Apple, Inc.	605	60,415
Total Technology		365,599
Financial - 11.6%
JPMorgan Chase & Co.	1,515	98,884
American Express Co.	1,006	66,155
Travelers Companies, Inc.	574	65,516

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financial - 11.6% (continued)
Goldman Sachs Group, Inc.	324	$51,672
Visa, Inc. — Class A	311	24,550
Total Financial		306,777
Communications - 10.8%
Verizon Communications, Inc.	2,440	124,196
Cisco Systems, Inc.	4,102	119,163
Walt Disney Co.	437	43,359
Total Communications		286,718
Consumer, Cyclical - 10.3%
Wal-Mart Stores, Inc.	1,291	91,377
McDonald's Corp.	719	87,761
Home Depot, Inc.	498	65,796
NIKE, Inc. — Class B	498	27,500
Total Consumer, Cyclical		272,434
Energy - 10.2%
Chevron Corp.	1,560	157,560
Exxon Mobil Corp.	1,275	113,500
Total Energy		271,060
Basic Materials - 2.8%
EI du Pont de Nemours & Co.	1,121	73,325
Total Common Stocks
(Cost $2,594,432)		2,635,484
Total Investments - 99.5%
(Cost $2,594,432)		$2,635,484
Other Assets & Liabilities, net - 0.5%		11,792
Total Net Assets - 100.0%		$2,647,276

†	Value determined based on Level 1 inputs — See Note 2.

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,635,484	$—	$—	$2,635,484
Total	$2,635,484	$—	$—	$2,635,484

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 96.3%
Financial - 20.1%
Great Western Bancorp, Inc.	31,423	$1,069,010
Flagstar Bancorp, Inc.*	40,303	976,945
Aflac, Inc.	13,357	927,777
Fifth Third Bancorp	48,313	911,667
MB Financial, Inc.	25,109	907,690
Aon plc	8,294	906,285
JPMorgan Chase & Co.	13,585	886,693
Huntington Bancshares, Inc.	84,846	886,641
Endurance Specialty Holdings Ltd.	12,764	866,931
Beneficial Bancorp, Inc.*	62,465	860,143
Radian Group, Inc.	69,143	858,065
FS Investment Corp.[1]	96,281	852,087
Brixmor Property Group, Inc. REIT	33,728	851,632
Welltower, Inc. REIT	12,342	850,487
Universal Insurance Holdings, Inc.	42,555	827,270
Pinnacle Financial Partners, Inc.	16,792	825,831
Ambac Financial Group, Inc.*	49,666	818,993
BofI Holding, Inc.*,1	43,533	817,114
Ryman Hospitality Properties, Inc. REIT	16,288	799,089
MGIC Investment Corp.*	107,600	758,580
Total Financial		17,458,930
Consumer, Cyclical - 19.3%
Jack in the Box, Inc.	11,707	997,437
Newell Brands, Inc.	19,731	940,971
Penn National Gaming, Inc.*	56,801	890,072
Texas Roadhouse, Inc. — Class A	19,287	864,250
Wesco Aircraft Holdings, Inc.*	60,966	859,011
KB Home	61,012	850,507
American Eagle Outfitters, Inc.	54,301	849,268
Home Depot, Inc.	6,425	848,871
Genuine Parts Co.	8,671	840,393
Southwest Airlines Co.	19,380	823,263
Fastenal Co.[1]	17,331	797,746
AutoZone, Inc.*	1,041	793,450
Marriott International, Inc. — Class A1	11,861	783,301
Bob Evans Farms, Inc.	17,302	771,842
Starbucks Corp.	13,796	757,262
Hanesbrands, Inc.	27,491	744,181
Tuesday Morning Corp.*	109,332	743,458
Wyndham Worldwide Corp.	10,773	725,992
Delta Air Lines, Inc.	16,694	725,521
Target Corp.	10,218	702,794
Conn's, Inc.*	42,226	469,131
Total Consumer, Cyclical		16,778,721
Consumer, Non-cyclical - 14.7%
Global Payments, Inc.	12,938	1,005,153
Archer-Daniels-Midland Co.	22,116	945,901
WellCare Health Plans, Inc.*	8,701	882,455
Weight Watchers International, Inc.*,1	58,014	879,492
HCA Holdings, Inc.*	11,169	871,405
Altria Group, Inc.	13,091	833,111
Horizon Pharma plc*	47,110	811,706

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Consumer, Non-cyclical - 14.7% (continued)
Mallinckrodt plc*	12,808	$811,516
CONMED Corp.	20,368	811,054
Regeneron Pharmaceuticals, Inc.*	2,028	809,030
Tyson Foods, Inc. — Class A	12,336	786,790
Mylan N.V.*	17,810	771,885
Cardinal Health, Inc.	9,742	769,131
Coty, Inc. — Class A1	28,976	763,228
Enanta Pharmaceuticals, Inc.*	27,619	677,494
Valeant Pharmaceuticals International, Inc.*	12,552	357,104
Total Consumer, Non-cyclical		12,786,455
Industrial - 11.6%
Dycom Industries, Inc.*	13,529	1,148,478
Patrick Industries, Inc.*	18,898	1,009,721
TransDigm Group, Inc.*	3,708	977,206
Brady Corp. — Class A	30,703	976,048
Kennametal, Inc.	38,009	930,460
Actuant Corp. — Class A	33,260	907,665
Comfort Systems USA, Inc.	27,187	869,984
Allegion plc	12,561	849,626
Graco, Inc.	10,190	817,951
Sealed Air Corp.	17,510	813,164
Briggs & Stratton Corp.	35,632	795,306
Total Industrial		10,095,609
Technology - 10.2%
CDK Global, Inc.	17,628	974,828
Citrix Systems, Inc.*	11,014	935,310
Cadence Design Systems, Inc.*	36,756	908,608
DST Systems, Inc.	7,457	901,700
Ebix, Inc.	19,792	895,192
Blackbaud, Inc.	14,199	889,851
Mentor Graphics Corp.	40,747	873,616
VeriFone Systems, Inc.*	32,374	854,674
QUALCOMM, Inc.	15,549	853,951
SS&C Technologies Holdings, Inc.	13,137	809,108
Total Technology		8,896,838
Utilities - 7.1%
NRG Energy, Inc.	65,060	1,065,683
California Water Service Group	31,148	907,964
SCANA Corp.	12,516	874,993
Calpine Corp.*	58,685	868,538
Exelon Corp.	24,622	843,796
IDACORP, Inc.	11,400	834,594
NorthWestern Corp.	13,560	785,938
Total Utilities		6,181,506
Energy - 6.5%
Rice Energy, Inc.*	81,779	1,656,025
Laredo Petroleum, Inc.*,1	123,226	1,492,267
Plains GP Holdings, LP — Class A	102,455	962,052
Murphy USA, Inc.*	12,123	824,243
Tesoro Corp.	9,472	739,574
Total Energy		5,674,161
Basic Materials - 4.2%
RPM International, Inc.	19,264	966,860
Royal Gold, Inc.	16,462	924,012

Guggenheim Insider Sentiment ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 96.3% (continued)
Basic Materials - 4.2% (continued)
Stepan Co.	15,393	$888,022
LyondellBasell Industries N.V. — Class A	10,194	829,384
Total Basic Materials		3,608,278
Communications - 2.6%
Time, Inc.	56,960	903,954
West Corp.	35,835	756,119
Stamps.com, Inc.*	6,829	621,371
Total Communications		2,281,444
Total Common Stocks
(Cost $79,652,502)		83,761,942
MASTER LIMITED PARTNERSHIPS† - 3.1%
Energy - 3.1%
Tallgrass Energy Partners, LP1	22,351	1,011,607
Enterprise Products Partners, LP	33,783	937,816

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 3.1% (continued)
Energy - 3.1% (continued)
Valero Energy Partners, LP	16,746	$774,837
Total Master Limited Partnerships
(Cost $2,648,088)		2,724,260
SECURITIES LENDING COLLATERAL†,2 - 6.0%

BNY Mellon Separately Managed Cash Collateral Account, 0.3027%	5,220,588	5,220,588
Total Securities Lending Collateral
(Cost $5,220,588)		5,220,588
Total Investments - 105.4%
(Cost $87,521,178)		$91,706,790
Other Assets & Liabilities, net - (5.4)%		(4,738,347)
Total Net Assets - 100.0%		$86,968,443

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$83,761,942	$—	$—	$83,761,942
Master Limited Partnership	2,724,260	—	—	2,724,260
Securities Lending Collateral	5,220,588	—	—	5,220,588
Total	$91,706,790	$—	$—	$91,706,790

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 97.3%
Consumer, Non-cyclical - 36.0%
Medivation, Inc.*	675	$40,810
Envision Healthcare Holdings, Inc.*	1,224	30,367
Vertex Pharmaceuticals, Inc.*	314	29,249
United Therapeutics Corp.*	228	27,148
Zoetis, Inc.	568	26,935
Church & Dwight Company, Inc.	272	26,787
Intuitive Surgical, Inc.*	42	26,658
Kraft Heinz Co.	320	26,621
Quintiles Transnational Holdings, Inc.*	390	26,477
Cooper Companies, Inc.	162	26,375
Sysco Corp.	536	25,787
Dr Pepper Snapple Group, Inc.	281	25,683
Hershey Co.	275	25,534
Verisk Analytics, Inc. — Class A*	321	25,484
Altria Group, Inc.	400	25,456
ConAgra Foods, Inc.	556	25,409
Clorox Co.	196	25,194
Philip Morris International, Inc.	254	25,065
JM Smucker Co.	194	25,055
General Mills, Inc.	396	24,861
Reynolds American, Inc.	500	24,850
PepsiCo, Inc.	244	24,685
Procter & Gamble Co.	302	24,474
Mead Johnson Nutrition Co. — Class A	297	24,437
Kellogg Co.	328	24,393
Coca-Cola Co.	542	24,173
Coty, Inc. — Class A	906	23,864
Kimberly-Clark Corp.	186	23,629
Campbell Soup Co.	390	23,622
Humana, Inc.	136	23,461
Baxalta, Inc.	504	22,796
Allergan plc*	92	21,689
Vantiv, Inc. — Class A*	312	16,776
AmerisourceBergen Corp. — Class A	223	16,721
Pilgrim's Pride Corp.	470	11,689
Herbalife Ltd.*	174	10,073
Monster Beverage Corp.*	66	9,900
AbbVie, Inc.	90	5,664
Tyson Foods, Inc. — Class A	56	3,572
Total Consumer, Non-cyclical		901,423
Consumer, Cyclical - 18.8%
Ulta Salon Cosmetics & Fragrance, Inc.*	130	30,291
Dollar Tree, Inc.*	300	27,162
Allison Transmission Holdings, Inc.	932	26,180
Dollar General Corp.	290	26,071
Wal-Mart Stores, Inc.	364	25,764
Best Buy Company, Inc.	794	25,543
Tesla Motors, Inc.*,1	111	24,778
McDonald's Corp.	201	24,534
Chipotle Mexican Grill, Inc. — Class A*	54	23,866
Rite Aid Corp.*	3,092	23,808
AutoZone, Inc.*	31	23,628

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Consumer, Cyclical - 18.8% (continued)
Walgreens Boots Alliance, Inc.	302	$23,375
Lions Gate Entertainment Corp.	1,034	23,058
GameStop Corp. — Class A	788	22,931
Sally Beauty Holdings, Inc.*	764	21,942
Urban Outfitters, Inc.*	758	21,626
Foot Locker, Inc.	380	21,250
Target Corp.	302	20,772
Kohl's Corp.	544	19,606
O'Reilly Automotive, Inc.*	57	15,072
Total Consumer, Cyclical		471,257
Financial - 13.2%
VEREIT, Inc. REIT	2,836	27,197
Lamar Advertising Co. — Class A REIT	414	26,931
American Capital Ltd.*	1,652	26,531
Annaly Capital Management, Inc. REIT	2,462	26,048
Spirit Realty Capital, Inc. REIT	2,254	25,808
Apartment Investment & Management Co. — Class A REIT	602	25,675
American Capital Agency Corp. REIT	1,356	25,615
Ares Capital Corp.	1,718	25,495
Extra Space Storage, Inc. REIT	273	25,381
American Campus Communities, Inc. REIT	538	25,297
Taubman Centers, Inc. REIT	358	24,548
RenaissanceRe Holdings Ltd.	208	24,026
Corrections Corporation of America REIT	470	15,792
DDR Corp. REIT	266	4,578
Digital Realty Trust, Inc. REIT	12	1,145
Total Financial		330,067
Communications - 10.4%
Thomson Reuters Corp.	618	25,987
Facebook, Inc. — Class A*	218	25,901
Netflix, Inc.*	247	25,335
AT&T, Inc.	636	24,899
Verizon Communications, Inc.	464	23,618
Twitter, Inc.*	1,532	23,317
Frontier Communications Corp.	4,454	23,027
CenturyLink, Inc.	754	20,448
Palo Alto Networks, Inc.*	156	20,352
FireEye, Inc.*	1,250	19,900
TripAdvisor, Inc.*	238	16,122
Liberty Ventures*	318	11,865
Total Communications		260,771
Utilities - 6.5%
PPL Corp.	666	25,668
AGL Resources, Inc.	386	25,399
Duke Energy Corp.	314	24,564
Exelon Corp.	706	24,195
Consolidated Edison, Inc.	330	24,176
Southern Co.	488	24,127
ITC Holdings Corp.	302	13,445
Total Utilities		161,574
Energy - 6.3%
Southwestern Energy Co.*,1	3,277	44,797

Guggenheim Large Cap Optimized Diversification ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Energy - 6.3% (continued)
Range Resources Corp.	774	$32,965
Antero Resources Corp.*	1,008	29,262
Kinder Morgan, Inc.	1,404	25,384
Tesoro Corp.	191	14,913
SolarCity Corp.*,1	428	9,583
Total Energy		156,904
Technology - 3.4%
IMS Health Holdings, Inc.*	962	25,118
athenahealth, Inc.*	183	23,217
Apple, Inc.	228	22,768
Genpact Ltd.*	552	15,561
Total Technology		86,664
Basic Materials - 1.4%
Newmont Mining Corp.	936	30,336
CF Industries Holdings, Inc.	156	4,315
Total Basic Materials		34,651
Industrial - 1.3%
GoPro, Inc. — Class A*,1	2,060	21,156
SBA Communications Corp. — Class A*	130	12,922
Total Industrial		34,078
Total Common Stocks
(Cost $2,447,519)		2,437,389

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 0.9%
Financial - 0.9%
Oaktree Capital Group LLC	512	$23,460
	–	–
Total Master Limited Partnerships
(Cost $24,473)		23,460

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 2.5%
BNY Mellon Separately Managed Cash Collateral Account, 0.3235%	62,328	62,328
Total Securities Lending Fund
(Cost $62,328)		62,328
Total Investments - 100.7%
(Cost $2,534,320)		$2,523,177
Other Assets & Liabilities, net - (0.7)%		(18,671)
Total Net Assets - 100.0%		$2,504,506

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$2,437,389	$—	$—	$2,437,389
Master Limited Partnership	23,460	—	—	23,460
Securities Lending Collateral	62,328	—	—	62,328
Total	$2,523,177	$—	$—	$2,523,177

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 91.4%
Financial – 35.0%
Vornado Realty Trust	31,740	$3,031,804
Willis Towers Watson plc	23,633	3,025,497
TD Ameritrade Holding Corp.	90,895	2,969,540
Ameriprise Financial, Inc.	28,512	2,898,815
Northern Trust Corp.	38,956	2,886,639
Principal Financial Group, Inc.	51,253	2,283,833
Invesco Ltd.	70,833	2,224,156
Citizens Financial Group, Inc.	90,965	2,142,226
Credicorp Ltd.	14,153	1,984,250
CBRE Group, Inc. — Class A*	57,437	1,714,494
Unum Group	41,429	1,529,559
Arch Capital Group Ltd.*	20,474	1,487,641
CNA Financial Corp.	45,208	1,485,535
Arthur J Gallagher & Co.	29,748	1,437,721
SEI Investments Co.	27,206	1,399,477
Duke Realty Corp.	57,574	1,362,777
Brixmor Property Group, Inc.	49,467	1,249,042
WP Carey, Inc.	17,382	1,114,360
Apartment Investment & Management Co. — Class A	25,970	1,107,621
American Financial Group, Inc.	14,498	1,062,413
American Capital Agency Corp.	55,788	1,053,835
Grupo Financiero Santander Mexico SAB de CV ADR	112,055	1,011,857
East West Bancorp, Inc.	24,733	954,694
Liberty Property Trust	24,458	912,773
Axis Capital Holdings Ltd.	15,870	875,230
Douglas Emmett, Inc.	25,008	847,521
Endurance Specialty Holdings Ltd.	11,130	755,950
Erie Indemnity Co. — Class A	7,696	753,438
Validus Holdings Ltd.	13,742	669,098
Healthcare Trust of America, Inc. — Class A	21,780	657,320
Paramount Group, Inc.	36,000	589,680
CoreLogic, Inc.*	14,979	558,267
Two Harbors Investment Corp.	59,085	501,041
Total Financial		48,538,104
Industrial - 16.5%
Tyco International plc	71,796	3,059,945
Ingersoll-Rand plc	43,490	2,905,566
Republic Services, Inc. — Class A	57,574	2,779,673
Agilent Technologies, Inc.	55,101	2,528,585
Textron, Inc.	45,826	1,744,137
Xylem, Inc.	29,542	1,319,346
Crown Holdings, Inc.*	23,633	1,232,934
Huntington Ingalls Industries, Inc.	7,832	1,201,507
Allegion plc	16,351	1,105,981
Hubbell, Inc.	9,550	1,014,879
Keysight Technologies, Inc.*	29,406	900,706
FLIR Systems, Inc.	23,086	719,129
BWX Technologies, Inc.	17,726	623,423
Waste Connections, Inc. *	18,618	588,515
Crane Co.	10,030	575,722
ITT, Inc.	15,870	563,544
Total Industrial		22,863,592

	Shares	Value
COMMON STOCKS† - 91.4% (continued)
Consumer, Non-cyclical - 10.6%
St. Jude Medical, Inc.	47,544	$3,725,547
CR Bard, Inc.	12,023	2,633,518
Coca-Cola European Partners plc	52,655	2,043,541
Total System Services, Inc.	30,710	1,649,127
Aramark	40,192	1,337,992
Robert Half International, Inc.	21,574	897,263
VCA, Inc.*	13,467	874,412
QIAGEN N.V.*	39,573	853,985
Booz Allen Hamilton Holding Corp.	24,939	729,965
Total Consumer, Non-cyclical		14,745,350
Technology - 8.3%
Maxim Integrated Products, Inc.	47,681	1,809,971
Xerox Corp.	169,559	1,690,503
IMS Health Holdings, Inc.*	56,268	1,469,157
Amdocs Ltd.	25,214	1,462,160
Broadridge Financial Solutions, Inc.	19,855	1,274,492
DST Systems, Inc.	5,634	681,263
ON Semiconductor Corp.*	69,254	676,612
CSRA, Inc.	25,834	639,908
Brocade Communications Systems, Inc.	68,292	618,726
Syntel, Inc.*	13,397	617,334
Leidos Holdings, Inc.	12,023	593,936
Total Technology		11,534,062
Basic Materials - 7.3%
International Paper Co.	69,872	2,945,804
Eastman Chemical Co.	25,008	1,834,586
Celanese Corp. — Class A	25,420	1,791,602
Axalta Coating Systems Ltd.*	39,779	1,119,779
RPM International, Inc.	21,847	1,096,501
Israel Chemicals Ltd.[1]	223,424	922,741
Cabot Corp.	10,580	483,612
Total Basic Materials		10,194,625
Utilities - 6.2%
FirstEnergy Corp.	71,177	2,335,317
Avangrid, Inc.	51,734	2,173,863
Alliant Energy Corp.	37,514	1,389,894
UGI Corp.	28,512	1,223,735
MDU Resources Group, Inc.	33,046	755,762
Vectren Corp.	13,672	679,225
Total Utilities		8,557,796
Consumer, Cyclical - 5.5%
Liberty Interactive Corporation QVC Group — Class A*	76,881	2,074,250
Ferrari N.V.[1]	32,360	1,373,035
PVH Corp.	12,847	1,205,049
Allison Transmission Holdings, Inc.	28,582	802,868
Watsco, Inc.	5,771	774,641
Scotts Miracle-Gro Co. — Class A	10,444	725,858
International Game Technology plc	32,977	625,244
Total Consumer, Cyclical		7,580,945

Guggenheim Mid-Cap Core ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 91.4% (continued)
Communications - 2.0%
Symantec Corp.	111,505	1,935,727
IAC/InterActiveCorp	14,290	798,525
Total Communications		2,734,252
Total Common Stocks
(Cost $118,296,174)		126,748,726
MASTER LIMITED PARTNERSHIPS† - 7.9%
Energy – 4.6%
Energy Transfer Partners, LP	84,438	3,061,722
Spectra Energy Partners, LP	49,948	2,244,663
TC PipeLines, LP	11,061	610,899
Tallgrass Energy Partners, LP1	11,956	541,129
Total Energy		6,458,413
Financial - 1.5%
Icahn Enterprises, LP1	22,741	1,235,291
Lazard Ltd. — Class A	22,603	795,174

Total Financial		2,030,465

	Shares	Value
MASTER LIMITED PARTNERSHIPS† - 7.9% (continued)
Utilities - 1.4%
Brookfield Infrastructure Partners, LP*,1	27,275	$1,166,279
AmeriGas Partners, LP	15,734	721,876
Total Utilities		1,888,155
Consumer, Cyclical - 0.4%
Cedar Fair, LP	9,275	556,778
Total Master Limited Partnerships
(Cost $10,251,658)		10,933,811
SECURITIES LENDING COLLATERAL†,2 - 3.3%

BNY Mellon Separately Managed Cash Collateral Account, 0.3028%	4,595,524	4,595,524
Total Securities Lending Collateral
(Cost $4,595,524)		4,595,524
Total Investments - 102.6%
(Cost $133,143,356)		$142,278,061
Other Assets & Liabilities, net - (2.6)%		(3,597,172)
Total Net Assets - 100.0%		$138,680,889

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$126,748,726	$—	$—	$126,748,726
Master Limited Partnership	10,933,811	—	—	10,933,811
Securities Lending Collateral	4,595,524	—	—	4,595,524
Total	$142,278,061	$—	$—	$142,278,061

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 69.1%
Financial - 25.4%
Fifth Third Bancorp	262,041	$4,944,714
Ventas, Inc. REIT	73,231	4,857,413
Prudential Financial, Inc.	60,949	4,830,208
MetLife, Inc.	102,274	4,658,581
Communications Sales & Leasing, Inc. REIT	182,490	4,558,600
EPR Properties REIT	63,612	4,534,263
BB&T Corp.	123,238	4,482,166
Annaly Capital Management, Inc. REIT	394,377	4,172,508
Fly Leasing Ltd. ADR[1]	333,086	3,803,842
Navient Corp.	255,505	3,502,974
Corporate Office Properties Trust REIT	125,591	3,394,725
Bank of Nova Scotia	67,187	3,287,460
DuPont Fabros Technology, Inc. REIT	76,851	3,251,566
Royal Bank of Canada	53,097	3,196,970
Principal Financial Group, Inc.	70,801	3,154,893
HSBC Holdings plc ADR[1]	96,198	3,120,663
Manulife Financial Corp.	209,658	3,117,614
Bank of Montreal	49,176	3,093,662
Apple Hospitality REIT, Inc.	169,268	3,085,756
Toronto-Dominion Bank	70,229	3,061,984
WP Carey, Inc. REIT	45,864	2,940,341
Retail Properties of America, Inc. — Class A REIT	176,414	2,796,162
Waddell & Reed Financial, Inc. — Class A	117,001	2,500,311
Piedmont Office Realty Trust, Inc. — Class A REIT	123,950	2,485,198
Physicians Realty Trust REIT	128,610	2,442,304
Banco Bilbao Vizcaya Argentaria S.A. ADR	362,062	2,393,230
Sumitomo Mitsui Financial Group, Inc. ADR	353,857	2,264,685
New York REIT, Inc.	224,010	2,045,211
Banco de Chile ADR	32,179	1,937,176
BOK Financial Corp.[1]	26,588	1,694,719
Canadian Imperial Bank of Commerce	20,546	1,594,781
Sun Life Financial, Inc.[1]	45,380	1,565,156
United Bankshares, Inc.	37,920	1,509,595
Select Income REIT	59,302	1,460,608
Maiden Holdings Ltd.	109,777	1,440,274
First Interstate BancSystem, Inc. — Class A	49,649	1,438,332
Aircastle Ltd.	67,966	1,436,801
LTC Properties, Inc. REIT	30,654	1,429,089
Apollo Commercial Real Estate Finance, Inc. REIT	82,589	1,338,768
Total Financial		112,823,303
Basic Materials - 7.2%
International Paper Co.	113,624	4,790,388
Dow Chemical Co.	83,569	4,292,104
LyondellBasell Industries N.V. — Class A	50,397	4,100,300
Huntsman Corp.	270,204	4,034,146
Mosaic Co.	157,940	3,984,826

	Shares	Value
COMMON STOCKS† - 69.1% (continued)
Basic Materials - 7.2% (continued)
Rayonier Advanced Materials, Inc.	187,522	$2,430,285
CF Industries Holdings, Inc.	82,813	2,290,608
Commercial Metals Co.	93,829	1,611,044
Schweitzer-Mauduit International, Inc.	42,501	1,462,034
A. Schulman, Inc.	54,566	1,381,065
Cameco Corp.	108,188	1,258,226
Total Basic Materials		31,635,026
Energy - 6.7%
BP plc ADR	133,847	4,202,796
Marathon Petroleum Corp.	116,089	4,043,379
Royal Dutch Shell plc — Class A ADR	76,187	3,694,308
Valero Energy Corp.	65,073	3,559,492
Oceaneering International, Inc.	98,294	3,249,600
Noble Corporation plc[1]	345,030	2,877,550
Statoil ASA ADR	173,937	2,741,247
PBF Energy, Inc. — Class A	88,888	2,343,977
Western Refining, Inc.[1]	95,474	2,027,868
Alon USA Energy, Inc.	122,623	925,804
Total Energy		29,666,021
Industrial - 6.6%
Cummins, Inc.	41,022	4,695,788
Boeing Co.	34,119	4,304,112
Packaging Corporation of America	55,596	3,793,314
WestRock Co.	90,347	3,578,645
Greenbrier Companies, Inc.[1]	112,167	3,219,193
ABB Ltd. ADR	113,420	2,356,868
KapStone Paper and Packaging Corp.	143,665	2,190,891
GATX Corp.	31,601	1,449,538
American Railcar Industries, Inc.	35,282	1,399,990
DHT Holdings, Inc.	227,433	1,241,784
Teekay Tankers Ltd. — Class A	315,998	1,118,633
Total Industrial		29,348,756
Consumer, Non-cyclical - 6.2%
Archer-Daniels-Midland Co.	116,514	4,983,304
AbbVie, Inc.	71,844	4,521,142
Merck & Company, Inc.	78,001	4,388,336
GlaxoSmithKline plc ADR	72,572	3,074,876
Western Union Co.	145,017	2,820,581
AstraZeneca plc ADR	75,916	2,254,705
Cal-Maine Foods, Inc.[1]	49,964	2,223,398
EVERTEC, Inc.	114,206	1,748,494
Capella Education Co.	28,962	1,519,636
Total Consumer, Non-cyclical		27,534,472
Utilities - 5.0%
American Electric Power Company, Inc.	62,588	4,051,321
OGE Energy Corp.	98,355	2,969,337
AES Corp.	262,132	2,907,044
Pinnacle West Capital Corp.	37,483	2,758,374
WEC Energy Group, Inc.	45,813	2,755,194
Ameren Corp.	55,369	2,743,534
Entergy Corp.	35,788	2,717,025

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 69.1% (continued)
Utilities - 5.0% (continued)
Vectren Corp.	28,223	$1,402,119
Total Utilities		22,303,948
Consumer, Cyclical - 4.7%
Ford Motor Co.	326,465	4,404,013
Harley-Davidson, Inc.	93,593	4,341,779
General Motors Co.	136,740	4,277,227
Macy's, Inc.	92,036	3,056,516
Outerwall, Inc.[1]	43,800	1,806,750
Pier 1 Imports, Inc.	273,875	1,533,700
DineEquity, Inc.	14,012	1,177,849
Total Consumer, Cyclical		20,597,834
Communications - 4.0%
Viacom, Inc. — Class B	105,954	4,701,179
Verizon Communications, Inc.	77,604	3,950,044
Telefonica S.A. ADR	358,238	3,736,422
Telefonaktiebolaget LM Ericsson ADR	286,386	2,213,764
Chunghwa Telecom Company Ltd. ADR	56,704	1,922,832
West Corp.	60,895	1,284,885
Total Communications		17,809,126
Technology - 3.3%
International Business Machines Corp.	29,688	4,564,234
QUALCOMM, Inc.	76,545	4,203,851
Western Digital Corp.	89,798	4,179,199
Canon, Inc. ADR	62,992	1,817,319
Total Technology		14,764,603
Total Common Stocks
(Cost $309,875,905)		306,483,089
MASTER LIMITED PARTNERSHIPS† - 10.9%
Energy - 10.0%
Summit Midstream Partners, LP	347,998	7,287,077
ONEOK Partners, LP	176,140	6,684,513
Tallgrass Energy Partners, LP	100,091	4,530,119
Sunoco, LP	133,288	4,421,163
MPLX, LP	122,661	3,912,885
TC PipeLines, LP	69,011	3,811,478
Buckeye Partners, LP	50,546	3,635,268
Tesoro Logistics, LP	64,032	3,147,173
Enterprise Products Partners, LP	113,172	3,141,655
Magellan Midstream Partners, LP	28,195	1,975,060
Spectra Energy Partners, LP	43,307	1,946,217
Total Energy		44,492,608
Utilities - 0.9%
AmeriGas Partners, LP1	84,459	3,874,979
[1]	–	–
Total Master Limited Partnerships
(Cost $42,815,823)		48,367,587
CLOSED-END FUNDS† - 9.4%
PIMCO Dynamic Credit Income Fund[1]	249,588	4,629,858
AllianzGI Convertible & Income Fund II	866,114	4,573,081
PIMCO Dynamic Income Fund	167,909	4,563,767

	Shares	Value
CLOSED-END FUNDS† - 9.4% (continued)
First Trust Intermediate Duration Preferred & Income Fund	181,916	$4,180,430
AllianzGI Convertible & Income Fund[1]	471,053	2,812,186
Prudential Global Short Duration High Yield Fund, Inc.	150,213	2,230,663
Western Asset High Income Fund II, Inc.	318,817	2,174,332
AllianceBernstein Global High Income Fund, Inc.	178,750	2,164,663
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	278,866	2,074,763
Prudential Short Duration High Yield Fund, Inc.	116,378	1,813,169
Brookfield Total Return Fund, Inc.	69,775	1,561,565
Wells Fargo Income Opportunities Fund	177,686	1,385,951
NexPoint Credit Strategies Fund	65,745	1,364,209
Babson Capital Global Short Duration High Yield Fund	73,262	1,283,550
PIMCO Income Strategy Fund II1	137,674	1,247,326
John Hancock Preferred Income Fund III[1]	58,111	1,119,799
Wells Fargo Global Dividend Opportunity Fund[1]	169,496	1,027,146
John Hancock Preferred Income Fund	40,439	905,429
John Hancock Preferred Income Fund II	33,862	743,948
Nuveen Preferred Securities Income Fund	1	9
Total Closed-End Funds
(Cost $46,952,070)		41,855,844
PREFERRED STOCKS† - 7.2%
Financial - 7.2%
JPMorgan Chase & Co. 6.15%[1,2]	169,196	4,502,306
Endurance Specialty Holdings Ltd. 6.35%[2]	168,142	4,418,772
Wells Fargo & Co. 5.85%[2,3]	150,252	3,980,176
Citigroup, Inc. 6.88%[2,3]	122,431	3,404,806
JPMorgan Chase & Co. 6.10%[1,2]	120,967	3,203,206
Morgan Stanley 6.38%,2,3	110,797	3,005,923
US Bancorp 6.50%[2,3]	81,212	2,459,911
PNC Financial Services Group, Inc. 6.13%[2,3]	81,197	2,424,542
Charles Schwab Corp. 6.00%[1,2]	87,206	2,323,168
Bank of America Corp. 6.50%[2]	86,459	2,321,424
Total Financial		32,044,234
Total Preferred Stocks
(Cost $31,193,607)		32,044,234
CONVERTIBLE PREFERRED STOCKS† - 2.1%
Financial - 2.1%
Bank of America Corp. 7.25%[2]	3,987	4,606,979

Guggenheim Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 2.1% (continued)
Financial - 2.1% (continued)
Wells Fargo & Co. 7.50%[2]	3,698	$4,546,210
Total Financial		9,153,189
Total Convertible Preferred Stocks
(Cost $8,789,238)		9,153,189

Shares		Value
SECURITIES LENDING COLLATERAL†,4 - 2.4%
BNY Mellon Separately Managed Cash Collateral Account, 0.3027%	10,807,992	$10,807,992
Total Securities Lending Collateral
(Cost $10,807,992)		10,807,992
Total Investments - 101.1%
(Cost $450,434,635)		$448,711,935
Other Assets & Liabilities, net - (1.1)%		(4,731,528)
Total Net Assets - 100.0%		$443,980,407

†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Perpetual maturity.
3	Variable rate security. Rate indicated is rate effective at May 31, 2016.
4	Securities lending collateral — See Note 4.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$306,483,089	$—	$—	$306,483,089
Master Limited Partnership	48,367,587	—	—	48,367,587
Closed-End Fund	41,855,844	—	—	41,855,844
Preferred Stocks	32,044,234	—	—	32,044,234
Convertible Preferred Stocks	9,153,189	—	—	9,153,189
Securities Lending Collateral	10,807,992	—	—	10,807,992
Total	$448,711,935	$—	$—	$448,711,935

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 93.3%
Financial - 21.3%
Texas Capital Bancshares, Inc.*	23,078	$1,182,516
Argo Group International Holdings Ltd.	22,103	1,163,718
SVB Financial Group*	10,459	1,152,582
PrivateBancorp, Inc. — Class A	25,730	1,141,126
BofI Holding, Inc.*,1	59,997	1,126,144
BGC Partners, Inc. — Class A	120,269	1,117,299
LegacyTexas Financial Group, Inc.	41,253	1,110,531
Wintrust Financial Corp.	20,843	1,110,307
Equinix, Inc. REIT	3,067	1,110,254
Umpqua Holdings Corp.	69,279	1,107,771
Heartland Financial USA, Inc.	31,555	1,107,581
Bank of the Ozarks, Inc.	28,366	1,103,721
American Homes 4 Rent — Class A REIT	60,169	1,103,499
Northern Trust Corp.	14,821	1,098,236
Chemical Financial Corp.	27,855	1,097,487
Talmer Bancorp, Inc. — Class A	54,954	1,095,783
Zions Bancorporation	39,063	1,094,545
Union Bankshares Corp.	40,320	1,094,285
Regions Financial Corp.	111,126	1,092,369
Renasant Corp.	31,698	1,090,728
Extra Space Storage, Inc. REIT	11,725	1,090,073
Apartment Investment & Management Co. — Class A REIT	25,555	1,089,921
IBERIABANK Corp.	17,577	1,089,774
Lincoln National Corp.	23,713	1,087,241
MetLife, Inc.	23,750	1,081,813
Retail Opportunity Investments Corp. REIT	53,270	1,077,119
Meta Financial Group, Inc.	21,600	1,076,760
Willis Towers Watson plc	8,410	1,076,648
CyrusOne, Inc. REIT	21,820	1,075,944
American Tower Corp. — Class A REIT	10,141	1,072,715
Prudential Financial, Inc.	13,526	1,071,936
Allstate Corp.	15,744	1,062,877
ConnectOne Bancorp, Inc.[1]	67,072	1,062,420
Fidus Investment Corp.	45,618	688,832
Alcentra Capital Corp.[1]	32,509	397,260
Health Insurance Innovations, Inc. — Class A*,1	32,140	233,015
MidSouth Bancorp, Inc.	22,300	231,251
Total Financial		37,866,081
Consumer, Cyclical - 15.4%
Dollar General Corp.	12,834	1,153,778
Harman International Industries, Inc.	14,677	1,148,328
Toll Brothers, Inc.*	39,341	1,146,790
La-Z-Boy, Inc.	42,675	1,130,034
Restoration Hardware Holdings, Inc.*,1	33,936	1,128,712
Red Robin Gourmet Burgers, Inc.*	22,006	1,115,925
Bed Bath & Beyond, Inc.	24,920	1,115,170
Malibu Boats, Inc. — Class A	80,888	1,100,077
MCBC Holdings, Inc.*	71,515	1,099,901

	Shares	Value
COMMON STOCKS† - 93.3% (continued)
Consumer, Cyclical - 15.4% (continued)
Beacon Roofing Supply, Inc.*	25,450	$1,098,168
Select Comfort Corp.*	48,947	1,097,392
MarineMax, Inc.*	64,601	1,096,925
Whirlpool Corp.	6,276	1,095,915
Tractor Supply Co.	11,354	1,091,119
O'Reilly Automotive, Inc.*	4,119	1,089,187
Pier 1 Imports, Inc.	194,162	1,087,307
Cinemark Holdings, Inc.	29,982	1,084,748
Mohawk Industries, Inc.*	5,505	1,082,778
Polaris Industries, Inc.	12,694	1,079,244
Wal-Mart Stores, Inc.	15,207	1,076,351
Best Buy Company, Inc.	33,377	1,073,738
Regal Entertainment Group — Class A	50,888	1,070,175
Alaska Air Group, Inc.	16,094	1,068,642
AutoZone, Inc.*	1,391	1,060,220
Carrols Restaurant Group, Inc.*	83,987	1,017,922
Total Consumer, Cyclical		27,408,546
Consumer, Non-cyclical - 13.9%
Biogen, Inc.*	4,067	1,178,332
Sagent Pharmaceuticals, Inc.*	90,721	1,173,931
Amphastar Pharmaceuticals, Inc.*	73,695	1,159,222
Alexion Pharmaceuticals, Inc.*	7,570	1,142,313
Rent-A-Center, Inc.	86,259	1,136,031
TESARO, Inc.*	24,473	1,133,100
TG Therapeutics, Inc.*,1	148,848	1,119,337
Celgene Corp.*	10,530	1,111,126
Aaron's, Inc.	44,254	1,110,775
Quintiles Transnational Holdings, Inc.*	16,210	1,100,497
Service Corporation International	39,621	1,085,615
ICU Medical, Inc.*	10,439	1,085,552
UnitedHealth Group, Inc.	8,095	1,082,059
Amsurg Corp. — Class A*	14,436	1,079,668
Boston Scientific Corp.*	47,468	1,077,998
Teleflex, Inc.	6,657	1,072,442
Carriage Services, Inc. — Class A*	45,537	1,071,941
Merit Medical Systems, Inc.*	57,038	1,070,603
HCA Holdings, Inc.*	13,717	1,070,200
Becton Dickinson and Co.	6,419	1,068,443
Capital Senior Living Corp.*	57,663	1,054,656
Surgery Partners, Inc.*	73,850	1,015,807
Dipexium Pharmaceuticals, Inc.*	25,824	285,355
ADMA Biologics, Inc.*	28,375	219,906
Total Consumer, Non-cyclical		24,704,909
Energy - 12.7%
Nabors Industries Ltd.	132,706	1,247,436
Kosmos Energy Ltd.*	207,157	1,189,081
SolarCity Corp.*,1	51,662	1,156,712
Unit Corp.*	82,733	1,155,780
Weatherford International plc*	205,538	1,153,067
Superior Energy Services, Inc.	66,479	1,146,098
RPC, Inc.*,1	77,550	1,143,863
Patterson-UTI Energy, Inc.	61,291	1,140,626
QEP Resources, Inc.	60,936	1,135,238
Newpark Resources, Inc.*	243,601	1,118,129

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 93.3% (continued)
Energy - 12.7% (continued)
Halliburton Co.	26,217	$1,105,833
Parsley Energy, Inc. — Class A*	41,976	1,094,314
Concho Resources, Inc.*	9,003	1,092,424
RSP Permian, Inc.*	33,062	1,088,732
Newfield Exploration Co.*	26,501	1,080,446
Continental Resources, Inc.*	25,686	1,080,353
Spectra Energy Corp.	33,881	1,079,449
Baker Hughes, Inc.	23,262	1,078,892
Occidental Petroleum Corp.	14,062	1,060,837
Pioneer Natural Resources Co.	6,462	1,035,988
Dawson Geophysical Co.*	34,902	251,992
Total Energy		22,635,290
Industrial - 12.3%
Applied Optoelectronics, Inc.*,1	119,586	1,261,632
YRC Worldwide, Inc.*	127,096	1,170,554
Celadon Group, Inc.	117,450	1,160,406
Werner Enterprises, Inc.	44,992	1,119,851
Genesee & Wyoming, Inc. — Class A*	18,580	1,116,100
ArcBest Corp.	64,721	1,115,143
Saia, Inc.*	42,640	1,111,625
Briggs & Stratton Corp.	49,663	1,108,478
FLIR Systems, Inc.	35,385	1,102,243
Ryder System, Inc.	15,780	1,098,604
PGT, Inc.*	101,973	1,093,151
Union Pacific Corp.	12,922	1,087,903
Kansas City Southern	11,627	1,082,474
Swift Transportation Co. — Class A*	69,143	1,077,248
Covanta Holding Corp.	64,404	1,073,615
SBA Communications Corp. — Class A*	10,800	1,073,520
Flextronics International Ltd.*	86,118	1,072,169
Republic Services, Inc. — Class A	22,062	1,065,153
Waste Connections, Inc.*	31,641	1,000,172
Casella Waste Systems, Inc. — Class A*	123,795	888,848
Total Industrial		21,878,889
Technology - 9.5%
Micron Technology, Inc.*	104,504	1,329,292
Applied Micro Circuits Corp.*,1	175,685	1,156,007
BroadSoft, Inc.*	26,152	1,140,227
Cavium, Inc.*	22,873	1,137,932
Xilinx, Inc.	24,004	1,137,550
Benefitfocus, Inc.*,1	30,888	1,133,898
NVIDIA Corp.	24,164	1,128,942
Microsemi Corp.*	33,345	1,128,061
Envestnet, Inc.*	33,366	1,127,437
Microsoft Corp.	20,913	1,108,389
salesforce.com, Inc.*	12,978	1,086,388
VeriFone Systems, Inc.*	40,980	1,081,872
ServiceNow, Inc.*	15,087	1,080,682
Synchronoss Technologies, Inc.*	30,538	1,077,075
Instructure, Inc.*	61,326	1,064,006
Total Technology		16,917,758
Communications - 7.0%
ARRIS International plc*	47,878	1,153,860
RingCentral, Inc. — Class A*	56,306	1,111,480
Iridium Communications, Inc.*,1	127,096	1,109,548

	Shares	Value
COMMON STOCKS† - 93.3% (continued)
Communications - 7.0% (continued)
Telephone & Data Systems, Inc.	38,492	$1,108,186
Comcast Corp. — Class A	17,466	1,105,598
United States Cellular Corp.*	28,895	1,091,653
ORBCOMM, Inc.*	115,898	1,089,441
WebMD Health Corp. — Class A*	16,441	1,080,996
Zayo Group Holdings, Inc.*	38,464	1,068,530
NeoPhotonics Corp.*	114,511	1,031,744
Palo Alto Networks, Inc.*	7,559	986,147
KVH Industries, Inc.*	39,086	331,058
Connecture, Inc.*,1	114,043	159,660
Total Communications		12,427,901
Basic Materials - 0.6%
Praxair, Inc.	9,562	1,050,481
	–	–
Utilities - 0.6%
EnerNOC, Inc.*,1	155,674	1,027,448
	–	–
Total Common Stocks
(Cost $155,292,037)		165,917,303
MASTER LIMITED PARTNERSHIPS† - 6.6%
Energy - 3.6%
Western Refining Logistics, LP1	48,856	1,153,490
Tesoro Logistics, LP	22,062	1,084,347
Enterprise Products Partners, LP	38,746	1,075,589
Enviva Partners, LP	46,792	1,070,601
Antero Midstream Partners, LP	43,235	1,063,581
Magellan Midstream Partners, LP	14,725	1,031,486
Total Energy		6,479,094
Industrial - 0.7%
Fortress Transportation & Infrastructure Investors LLC	114,387	1,187,337
	–	–
Utilities - 0.6%
8Point3 Energy Partners, LP1	72,030	1,110,703
	–	–
Financial - 0.6%
Lazard Ltd. — Class A	31,405	1,104,828
	–	–
Consumer, Non-cyclical - 0.6%
StoneMor Partners, LP1	45,049	1,063,156
	–	–
Consumer, Cyclical - 0.3%
Green Plains Partners, LP	39,753	572,443
	–	–
Diversified - 0.2%
Landmark Infrastructure Partners, LP	22,038	334,978
	–	–
Total Master Limited Partnerships
(Cost $11,711,567)		11,852,539
SECURITIES LENDING COLLATERAL†,2 - 4.0%

BNY Mellon Separately Managed Cash Collateral Account, 0.3026%	7,223,620	7,223,620
Total Securities Lending Collateral
(Cost $7,223,620)		7,223,620
Total Investments - 103.9%
(Cost $174,227,224)		$184,993,462
Other Assets & Liabilities, net - (3.9)%		(6,985,853)
Total Net Assets - 100.0%		$178,007,609

Guggenheim Raymond James SB-1 Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$165,917,303	$—	$—	$165,917,303
Master Limited Partnership	11,852,539	—	—	11,852,539
Securities Lending Collateral	7,223,620	—	—	7,223,620
Total	$184,993,462	$—	$—	$184,993,462

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Guggenheim Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 100.0%
Consumer, Non-cyclical - 39.4%
AbbVie, Inc.	273,091	$17,185,616
Kraft Heinz Co.	198,891	16,545,742
Zoetis, Inc.	343,871	16,306,363
PayPal Holdings, Inc.*	428,867	16,206,884
Baxalta, Inc.	241,220	10,910,381
WhiteWave Foods Co. — Class A*	132,579	5,919,652
Mallinckrodt plc*	84,139	5,331,047
Halyard Health, Inc.*	35,047	1,089,611
Total Consumer, Non-cyclical		89,495,296
Financial - 15.0%
Synchrony Financial*	583,046	18,191,035
Navient Corp.	257,736	3,533,561
Communications Sales & Leasing, Inc. REIT	90,525	2,261,315
Urban Edge Properties REIT	69,423	1,864,008
NorthStar Asset Management Group, Inc.	145,628	1,821,806
Care Capital Properties, Inc. REIT	63,003	1,637,448
WP GLIMCHER, Inc. REIT	139,320	1,423,850
Alexander & Baldwin, Inc.	34,593	1,302,772
Colony Starwood Homes REIT	28,608	778,710
New Senior Investment Group, Inc. REIT	65,058	674,651
FNFV Group*,1	51,662	620,977
Total Financial		34,110,133
Technology - 13.5%
Hewlett Packard Enterprise Co.	1,073,664	19,830,575
CDK Global, Inc.	116,740	6,455,722
CSRA, Inc.	102,452	2,537,736
Science Applications International Corp.	31,106	1,697,454
Total Technology		30,521,487
Communications - 12.0%
Liberty SiriusXM Group — Class C*	145,376	4,572,075
Liberty Ventures*	101,332	3,780,697
News Corp. — Class A	285,679	3,416,721
Liberty Broadband Corp. — Class C*	49,403	2,856,975
Liberty SiriusXM Group — Class A*	72,909	2,325,068
Zillow Group, Inc. — Class C*,1	78,482	2,250,864
Cable One, Inc.	3,301	1,617,457
Gannett Company, Inc.	87,273	1,363,204
Time, Inc.	78,830	1,251,032
Liberty Global plc LiLAC — Class C*	28,224	1,205,447
Liberty Broadband Corp. — Class A*	18,696	1,080,629
Liberty Media Group — Class C*	36,345	688,739
Liberty Braves Group — Class C*,1	24,812	372,180
Liberty Media Group — Class A*	18,228	355,081

	Shares	Value
COMMON STOCKS† - 100.0% (continued)
Communications - 12.0% (continued)
Liberty Braves Group — Class A*	7,290	$113,432
Total Communications		27,249,601
Industrial - 8.5%
Allegion plc	72,247	4,886,788
Keysight Technologies, Inc.*	128,795	3,944,991
Energizer Holdings, Inc.	46,485	2,200,135
Manitowoc Foodservice, Inc.*	102,690	1,691,304
KLX, Inc.*	39,679	1,305,042
GCP Applied Technologies, Inc.*	53,107	1,260,229
TopBuild Corp.*	28,451	1,028,219
Knowles Corp.*,1	66,491	972,098
SPX FLOW, Inc.*	31,298	938,001
Babcock & Wilcox Enterprises, Inc.*	38,098	828,632
TimkenSteel Corp.	28,582	256,095
Total Industrial		19,311,534
Energy - 5.0%
Columbia Pipeline Group, Inc.	300,607	7,677,502
Murphy USA, Inc.*	27,841	1,892,910
NOW, Inc.*	80,667	1,398,766
California Resources Corp.	291,584	443,208
Total Energy		11,412,386
Consumer, Cyclical - 4.6%
Gaming and Leisure Properties, Inc. REIT	136,854	4,503,864
Madison Square Garden Co. — Class A*	15,372	2,575,271
CST Brands, Inc.	56,849	2,156,283
Liberty TripAdvisor Holdings, Inc. — Class A*	50,849	1,168,002
Total Consumer, Cyclical		10,403,420
Utilities - 1.3%
ONE Gas, Inc.	39,313	2,305,707
Talen Energy Corp.*	48,314	555,611
Total Utilities		2,861,318
Basic Materials - 0.7%
Chemours Co.	136,363	1,187,722
Rayonier Advanced Materials, Inc.	32,229	417,688
Total Basic Materials		1,605,410
Total Common Stocks
(Cost $215,149,905)		226,970,585

SECURITIES LENDING COLLATERAL†,2 - 0.9%

BNY Mellon Separately Managed Cash Collateral Account, 0.3034%	1,997,009	1,997,009
Total Securities Lending Collateral
(Cost $1,997,009)		1,997,009
Total Investments - 100.9%
(Cost $217,146,914)		$228,967,594
Other Assets & Liabilities, net - (0.9)%		(1,955,380)
Total Net Assets - 100.0%		$227,012,214

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.

Guggenheim Spin-Off ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$226,970,585	$—	$—	$226,970,585
Securities Lending Collateral	1,997,009	—	—	1,997,009
Total	$228,967,594	$—	$—	$228,967,594

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 34.6%
Preferred Bank/Los Angeles CA	3,601	$118,545
Peoples Bancorp, Inc.	5,308	114,600
CU Bancorp*	4,388	101,363
Financial Institutions, Inc.	3,567	99,733
Bear State Financial, Inc.[1]	9,968	94,895
Pacific Continental Corp.	5,675	94,148
OceanFirst Financial Corp.	4,979	92,833
Fidelity Southern Corp.	5,614	91,844
Gladstone Commercial Corp. REIT	5,516	91,730
Meta Financial Group, Inc.	1,802	89,830
Independent Bank Corp.	5,942	88,179
PennantPark Floating Rate Capital Ltd.	7,189	86,339
Federal Agricultural Mortgage Corp. — Class C	2,348	84,692
Arbor Realty Trust, Inc. REIT	12,042	84,053
Independence Realty Trust, Inc. REIT	10,692	83,397
United Insurance Holdings Corp.	4,706	82,638
QCR Holdings, Inc.	3,026	82,580
Horizon Bancorp	3,323	82,078
First Defiance Financial Corp.	2,029	81,911
Peapack Gladstone Financial Corp.	4,307	81,876
Sierra Bancorp	4,679	80,806
MidWestOne Financial Group, Inc.	2,772	80,693
Whitestone REIT — Class B REIT	5,832	79,782
Guaranty Bancorp	4,736	75,776
Arlington Asset Investment Corp. — Class A1	5,636	74,959
Heritage Commerce Corp.	6,937	74,642
One Liberty Properties, Inc. REIT	3,279	74,302
Mercantile Bank Corp.	3,010	73,564
HCI Group, Inc.	2,307	73,247
CommunityOne Bancorp*,1	5,404	72,306
CorEnergy Infrastructure Trust, Inc. REIT	2,962	71,236
United Community Financial Corp.	11,438	69,657
Preferred Apartment Communities, Inc. — Class A REIT	4,988	69,383
Ares Commercial Real Estate Corp. REIT	5,489	65,758
Federated National Holding Co.	3,023	65,236
American National Bankshares, Inc.	2,333	63,248
West Bancorporation, Inc.	3,353	63,103
Bluerock Residential Growth REIT, Inc.	5,258	62,781
Gladstone Investment Corp.	8,767	61,544
Macatawa Bank Corp.	8,498	60,846
Monarch Financial Holdings, Inc.	3,161	60,660
WashingtonFirst Bankshares, Inc.	2,683	60,233
Southwest Bancorp, Inc.	3,476	58,988

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 34.6% (continued)
Territorial Bancorp, Inc.	2,139	$56,277
Northrim BanCorp, Inc.	2,073	55,038
Equity Bancshares, Inc. — Class A*	2,300	54,625
National Bankshares, Inc.[1]	1,623	54,127
TriplePoint Venture Growth BDC Corp.	4,991	53,803
Orchid Island Capital, Inc. REIT	5,175	53,717
WhiteHorse Finance, Inc.[1]	5,100	53,346
Phoenix Companies, Inc.*	1,451	53,310
Trupanion, Inc.*,1	3,500	52,920
CatchMark Timber Trust, Inc. — Class A REIT	4,807	51,964
Southern National Bancorp of Virginia, Inc.	4,267	50,820
CNB Financial Corp.	2,846	50,801
Consolidated-Tomoka Land Co.[1]	1,055	50,745
Community Healthcare Trust, Inc. REIT	2,700	50,382
Marlin Business Services Corp.	3,313	50,225
Easterly Government Properties, Inc. REIT	2,642	49,458
Severn Bancorp, Inc.*,1	8,212	48,287
Suffolk Bancorp	1,895	47,925
Fidus Investment Corp.[1]	3,158	47,686
Summit Financial Group, Inc.	2,708	46,821
First Connecticut Bancorp, Inc.	2,872	46,584
Horizon Technology Finance Corp.	3,847	46,164
Fox Chase Bancorp, Inc.	2,236	45,257
Bank of Marin Bancorp	889	45,188
Shore Bancshares, Inc.	3,999	44,069
BSB Bancorp, Inc.*	1,909	43,850
Citizens & Northern Corp.	2,149	43,582
Oppenheimer Holdings, Inc. — Class A	2,741	43,143
Farmland Partners, Inc. REIT	3,825	42,725
Westfield Financial, Inc.	5,404	41,665
Republic First Bancorp, Inc.*,1	9,720	41,504
Enterprise Bancorp, Inc.	1,777	41,351
Old Second Bancorp, Inc.	5,708	41,269
Sun Bancorp, Inc.*	1,975	40,981
Farmers Capital Bank Corp.	1,503	40,867
Gladstone Land Corp. REIT	3,937	40,276
Penns Woods Bancorp, Inc.	948	40,138
First Bancorp, Inc.	1,974	39,776
UMH Properties, Inc. REIT	3,889	38,657
Bankwell Financial Group, Inc.	1,777	38,223
Owens Realty Mortgage, Inc. REIT	2,375	37,929
Avenue Financial Holdings, Inc.*	1,912	37,380
Entegra Financial Corp.*,1	2,097	36,698
Southern First Bancshares, Inc.*	1,427	36,531
Century Bancorp, Inc. — Class A	847	36,184
Middleburg Financial Corp.	1,300	35,113
Bar Harbor Bankshares	1,029	34,667
Jernigan Capital, Inc. REIT[1]	2,475	34,403
Merchants Bancshares, Inc.	1,125	34,324
Ellington Residential Mortgage REIT	2,629	34,151

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 34.6% (continued)
Medallion Financial Corp.[1]	4,420	$34,034
MutualFirst Financial, Inc.	1,255	33,885
GSV Capital Corp.[1]	6,479	33,432
C&F Financial Corp.	754	33,101
Higher One Holdings, Inc.*	8,773	32,986
CM Finance, Inc.[1]	4,001	32,848
National Commerce Corp.*	1,400	32,354
MBT Financial Corp.	4,053	32,140
Hallmark Financial Services, Inc.*	3,289	32,134
Home Bancorp, Inc.	1,156	32,056
1347 Property Insurance Holdings, Inc.*	4,612	31,915
SI Financial Group, Inc.	2,290	31,854
Access National Corp.	1,531	31,431
Garrison Capital, Inc.	3,039	31,241
Conifer Holdings, Inc.*,1	4,612	30,716
Chemung Financial Corp.	962	30,553
BBX Capital Corp. — Class A*	2,008	30,120
First Internet Bancorp	1,171	29,966
Gladstone Capital Corp.	4,053	29,384
Emergent Capital, Inc.*	7,320	29,280
Heritage Oaks Bancorp	3,613	29,085
Southcoast Financial Corp.*	1,999	28,726
Monroe Capital Corp.	1,928	28,380
MainSource Financial Group, Inc.	1,243	28,067
Investors Title Co.	300	27,978
Saratoga Investment Corp.[1]	1,687	27,650
Southern Missouri Bancorp, Inc.	1,142	27,556
Independence Holding Co.	1,732	27,435
ESSA Bancorp, Inc.	1,971	26,983
First Financial Northwest, Inc.	1,999	26,547
Lake Sunapee Bank Group[1]	1,593	26,189
Melrose Bancorp, Inc.*	1,687	26,149
Veritex Holdings, Inc.*	1,662	25,877
Sotherly Hotels, Inc. REIT	5,035	25,779
Central Valley Community Bancorp[1]	1,848	25,392
MidSouth Bancorp, Inc.	2,441	25,313
Provident Bancorp, Inc.*	1,800	25,218
Manning & Napier, Inc. — Class A	2,674	25,189
Union Bankshares, Inc.	748	25,152
People's Utah Bancorp	1,462	25,073
Nicholas Financial, Inc.*	2,312	24,969
ZAIS Financial Corp. REIT	1,700	24,565
Silvercrest Asset Management Group, Inc. — Class A	2,000	24,500
Stellus Capital Investment Corp.	2,406	24,060
Wheeler Real Estate Investment Trust, Inc. REIT	15,748	23,779
Riverview Bancorp, Inc.	4,858	22,638
Atlas Financial Holdings, Inc.*	1,258	22,631
Codorus Valley Bancorp, Inc.	1,057	22,630
BCB Bancorp, Inc.	2,100	22,008
Timberland Bancorp, Inc.	1,466	21,961
Provident Financial Holdings, Inc.	1,200	21,864

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 34.6% (continued)
Maui Land & Pineapple Company, Inc.*,1	3,600	$21,744
Premier Financial Bancorp, Inc.	1,300	21,073
First South Bancorp, Inc.	2,304	21,059
Pacific Mercantile Bancorp*	2,900	21,025
Norwood Financial Corp.[1]	741	20,933
Peoples Bancorp of North Carolina, Inc.	1,071	20,863
Parke Bancorp, Inc.	1,584	20,814
BRT Realty Trust REIT*,1	2,867	20,585
AmeriServ Financial, Inc.	6,307	20,245
Triumph Bancorp, Inc.*	1,253	20,123
Cherry Hill Mortgage Investment Corp. REIT	1,262	19,649
First United Corp.*	1,900	19,646
Evans Bancorp, Inc.	800	19,400
Consumer Portfolio Services, Inc.*	4,960	19,394
Full Circle Capital Corp.	7,236	19,320
Five Oaks Investment Corp. REIT	3,836	19,180
Ocean Shore Holding Co.	1,100	19,129
Regional Management Corp.*	1,111	18,965
Bank of South Carolina Corp.	1,186	18,751
Impac Mortgage Holdings, Inc.*,1	1,300	18,369
US Global Investors, Inc. — Class A	10,911	18,330
Atlantic American Corp.	5,062	18,071
Poage Bankshares, Inc.[1]	1,052	17,106
Harvest Capital Credit Corp.	1,298	16,926
First Acceptance Corp.*	8,523	13,722
Power REIT*	2,700	12,744
Plumas Bancorp*	1,350	12,650
First Marblehead Corp.*	3,228	12,525
NMI Holdings, Inc. — Class A*	2,000	12,480
Medley Management, Inc. — Class A	2,032	12,334
Urstadt Biddle Properties, Inc. REIT	631	11,901
AeroCentury Corp.*	1,237	11,529
Carolina Bank Holdings, Inc.*,1	700	11,200
Porter Bancorp, Inc.*	5,987	10,836
Institutional Financial Markets, Inc.	12,374	10,425
Vestin Realty Mortgage II, Inc. REIT*	4,499	10,393
Fifth Street Asset Management, Inc.	2,261	9,926
United Security Bancshares, Inc.	900	7,785
Transcontinental Realty Investors, Inc.*	787	7,764
American Realty Investors, Inc.*	1,100	5,500
JG Wentworth Co. — Class A*	3,825	2,219
Total Financial		7,726,346
Consumer, Non-cyclical - 25.7%
NeoGenomics, Inc.*	16,627	149,144
BioTelemetry, Inc.*	6,576	114,555
Galena Biopharma, Inc.*,1	49,733	90,016
Carriage Services, Inc. — Class A	3,471	81,707

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 25.7% (continued)
Exactech, Inc.*	3,137	$77,421
Enzo Biochem, Inc.*	12,007	73,842
Akebia Therapeutics, Inc.*	8,167	72,768
GenMark Diagnostics, Inc.*	9,363	70,503
Barrett Business Services, Inc.	1,841	68,780
BioTime, Inc.*,1	22,562	64,527
Paratek Pharmaceuticals, Inc.*	3,808	61,575
Agenus, Inc.*,1	14,507	61,220
Franklin Covey Co.*	3,819	58,431
Limoneira Co.[1]	3,537	58,184
MGP Ingredients, Inc.	1,725	56,441
Ampio Pharmaceuticals, Inc.*,1	14,821	56,319
BioSpecifics Technologies Corp.*	1,459	54,755
Teligent, Inc.*,1	8,845	52,982
Loxo Oncology, Inc.*,1	1,936	52,272
Cytokinetics, Inc.*,1	6,267	51,076
Care.com, Inc.*	5,200	46,435
Nature's Sunshine Products, Inc.	4,637	45,628
Vitae Pharmaceuticals, Inc.*	4,475	44,884
Idera Pharmaceuticals, Inc.*,1	28,282	44,686
Newtek Business Services Corp.	3,359	43,936
Hanger, Inc.*	6,800	43,724
Lifevantage Corp.*,1	3,500	43,680
Applied Genetic Technologies Corp.*	2,525	43,430
Versartis, Inc.*	4,685	43,149
Addus HomeCare Corp.*	2,154	43,080
Hackett Group, Inc.	2,852	41,696
Heska Corp.*	1,143	41,456
Proteostasis Therapeutics, Inc.*	2,500	41,300
Entellus Medical, Inc.*,1	2,300	41,262
Collectors Universe, Inc.	2,086	40,594
NanoString Technologies, Inc.*,1	2,983	40,509
LeMaitre Vascular, Inc.	2,899	40,498
Crimson Wine Group Ltd.*	4,756	39,713
Primo Water Corp.*	3,443	39,077
Trevena, Inc.*	5,246	38,400
RadNet, Inc.*	7,277	37,913
CytRx Corp.*,1	12,601	37,677
Voyager Therapeutics, Inc.*	2,700	37,476
Cutera, Inc.*	3,473	36,397
MyoKardia, Inc.*,1	2,900	35,843
Adamis Pharmaceuticals Corp.*,1	4,118	35,702
Griffin Land & Nurseries, Inc.	1,111	35,513
Cara Therapeutics, Inc.*,1	5,492	35,478
Advaxis, Inc.*,1	3,825	35,420
Tandem Diabetes Care, Inc.*	5,388	35,291
PRGX Global, Inc.*	7,100	35,287
Information Services Group, Inc.*	9,263	35,014
Flexion Therapeutics, Inc.*	1,991	34,723
Zogenix, Inc.*,1	3,409	34,363
Utah Medical Products, Inc.	515	33,702
Vital Therapies, Inc.*,1	4,135	33,618
PFSweb, Inc.*	2,659	33,171
Agile Therapeutics, Inc.*,1	4,144	33,152
MediciNova, Inc.*,1	5,029	32,739

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 25.7% (continued)
AcelRx Pharmaceuticals, Inc.*,1	9,415	$32,576
Seneca Foods Corp. — Class A*	1,034	32,281
Concert Pharmaceuticals, Inc.*	2,402	31,971
Aclaris Therapeutics, Inc.*,1	1,600	31,968
Patriot National, Inc.*	4,200	31,710
Cadiz, Inc.*,1	5,200	31,668
Nutraceutical International Corp.*	1,333	31,579
Synthetic Biologics, Inc.*	14,269	31,249
Inotek Pharmaceuticals Corp.*	3,375	31,050
GlycoMimetics, Inc.*	3,749	30,892
Alico, Inc.[1]	1,012	30,815
iRadimed Corp.*	1,654	30,666
PharmAthene, Inc.*	13,442	30,110
Edgewater Technology, Inc.*	3,300	29,238
National Research Corp. — Class A	2,123	29,085
Five Star Quality Care, Inc.*	14,464	29,073
Assembly Biosciences, Inc.*,1	5,058	28,881
CTI BioPharma Corp.*,1	63,588	28,348
Collegium Pharmaceutical, Inc.*	1,687	28,207
Alliance One International, Inc.*	1,480	28,105
Chembio Diagnostics, Inc.*	3,262	28,021
Genocea Biosciences, Inc.*,1	5,737	26,964
Willdan Group, Inc.*	2,698	26,872
VIVUS, Inc.*	20,810	26,429
Iridex Corp.*	1,900	26,220
ArQule, Inc.*	14,771	25,997
Peregrine Pharmaceuticals, Inc.*	61,193	25,811
Cidara Therapeutics, Inc.*	2,175	25,709
Derma Sciences, Inc.*,1	6,343	25,689
Durect Corp.*	21,943	25,673
Oncocyte Corp.*,1	5,897	25,121
Immune Design Corp.*,1	2,001	25,113
Ardelyx, Inc.*	2,724	24,925
Senomyx, Inc.*,1	8,673	24,545
AxoGen, Inc.*	4,406	24,497
Stemline Therapeutics, Inc.*	2,839	23,620
CAS Medical Systems, Inc.*	12,711	23,515
Harvard Bioscience, Inc.*	6,431	23,473
Symmetry Surgical, Inc.*	1,800	23,327
Golden Enterprises, Inc.	4,274	23,251
Digirad Corp.	4,600	23,092
Synutra International, Inc.*,1	5,573	22,849
FONAR Corp.*	1,426	22,702
Cenveo, Inc.*	23,400	22,410
Juniper Pharmaceuticals, Inc.*,1	3,218	22,236
Rexahn Pharmaceuticals, Inc.*	69,312	22,180
Inventure Foods, Inc.*,1	2,855	21,384
Anthera Pharmaceuticals, Inc.*,1	5,796	21,329
Axsome Therapeutics, Inc.*,1	2,700	21,195
Hudson Global, Inc.	9,593	21,105
REGENXBIO, Inc.*,1	1,687	20,851
XBiotech, Inc.*,1	1,350	20,790
Edge Therapeutics, Inc.*	2,500	20,700
Fortress Biotech, Inc.*	7,263	20,482
USMD Holdings, Inc.*,1	1,012	20,250

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 25.7% (continued)
CoLucid Pharmaceuticals, Inc.*,1	2,812	$19,684
Intersections, Inc.*,1	8,124	19,579
CCA Industries, Inc.*,1	5,962	19,436
Universal Technical Institute, Inc.	5,800	19,082
Cumberland Pharmaceuticals, Inc.*	4,212	18,954
T2 Biosystems, Inc.*,1	2,179	18,783
Avinger, Inc.*,1	1,665	18,765
Aviragen Therapeutics, Inc.*	12,600	18,648
Fibrocell Science, Inc.*,1	7,836	18,101
Neos Therapeutics, Inc.*,1	1,700	17,816
Mannatech, Inc.*	862	17,680
AVEO Pharmaceuticals, Inc.*	18,592	17,662
Bellicum Pharmaceuticals, Inc.*,1	1,462	17,062
SeaSpine Holdings Corp.*	1,687	16,836
Tobira Therapeutics, Inc.*	1,812	16,761
Tonix Pharmaceuticals Holding Corp.*	6,706	16,363
Calithera Biosciences, Inc.*,1	2,975	15,589
Sientra, Inc.*,1	2,657	15,464
Proteon Therapeutics, Inc.*,1	2,418	15,427
Tokai Pharmaceuticals, Inc.*,1	2,126	15,414
MEI Pharma, Inc.*	10,600	15,264
AstroNova, Inc.	1,061	15,225
Cerulean Pharma, Inc.*,1	6,287	15,215
vTv Therapeutics, Inc. — Class A*,1	2,475	14,751
Biolase, Inc.*	12,700	14,732
Electromed, Inc.*	3,487	14,680
Luna Innovations, Inc.*	13,349	14,550
Ocera Therapeutics, Inc.*	5,601	14,227
Catabasis Pharmaceuticals, Inc.*,1	2,100	14,175
Verastem, Inc.*	9,500	14,155
Alimera Sciences, Inc.*,1	9,092	14,002
Coffee Holding Co., Inc.*	3,825	14,000
Minerva Neurosciences, Inc.*	1,125	13,838
CareDx, Inc.*,1	3,037	13,484
Aldeyra Therapeutics, Inc.*	2,300	13,363
Catalyst Pharmaceuticals, Inc.*	21,595	13,281
General Employment Enterprises, Inc.*,1	3,300	13,233
AdCare Health Systems, Inc.[1]	6,553	12,844
Eleven Biotherapeutics, Inc.*	10,331	12,810
InfuSystem Holdings, Inc.*	4,197	12,717
MGC Diagnostics Corp.*	2,087	12,522
Sunesis Pharmaceuticals, Inc.*	25,009	12,505
Natural Alternatives International, Inc.*	1,012	12,478
Reed's, Inc.*	3,718	12,418
Acme United Corp.	675	12,191
OncoGenex Pharmaceuticals, Inc.*	12,124	12,124
Veracyte, Inc.*	2,161	11,864
Egalet Corp.*,1	2,025	11,583
Palatin Technologies, Inc.*	21,822	11,463
Opexa Therapeutics, Inc.*	3,487	11,333

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 25.7% (continued)
Vermillion, Inc.*	9,667	$11,214
Stereotaxis, Inc.*	9,111	11,207
Threshold Pharmaceuticals, Inc.*	22,900	10,706
Cytori Therapeutics, Inc.*	3,783	10,668
Arrhythmia Research Technology, Inc.*	2,362	10,629
Hemispherx Biopharma, Inc.*	89,500	10,606
ITT Educational Services, Inc.*,1	4,837	10,496
KemPharm, Inc.*,1	1,462	10,366
Evoke Pharma, Inc.*	1,900	10,241
Truett-Hurst, Inc.*	6,187	10,209
Kindred Biosciences, Inc.*	2,497	10,188
Windtree Therapeutics, Inc.*,1	3,900	10,179
Lantheus Holdings, Inc.*	5,212	10,163
Pieris Pharmaceuticals, Inc.*,1	5,287	10,045
Dipexium Pharmaceuticals, Inc.*,1	900	9,945
Abeona Therapeutics, Inc.*,1	3,400	9,928
Argos Therapeutics, Inc.*,1	1,596	9,847
ImmunoCellular Therapeutics Ltd.*	37,859	9,840
Avalon Holdings Corp. — Class A*	4,612	9,685
Fate Therapeutics, Inc.*	6,299	9,637
Northwest Biotherapeutics, Inc.*,1	12,251	9,373
Acura Pharmaceuticals, Inc.*	3,712	9,317
OXiGENE, Inc.*	13,948	9,207
Ocean Bio-Chem, Inc.[1]	3,975	9,182
DLH Holdings Corp.*	2,100	8,820
Corium International, Inc.*	2,101	8,803
Reliv International, Inc.*	13,723	8,783
Command Security Corp.*,1	3,487	8,613
aTyr Pharma, Inc.*	2,575	8,523
Invuity, Inc.*,1	1,350	8,438
Oculus Innovative Sciences, Inc.*	8,661	8,401
Crystal Rock Holdings, Inc.*	11,586	8,342
BioLife Solutions, Inc.*,1	5,274	8,280
Arcadia Biosciences, Inc.*,1	5,375	8,116
Apricus Biosciences, Inc.*	18,500	8,048
Eiger BioPharmaceuticals, Inc.*	376	7,937
Zynerba Pharmaceuticals, Inc.*,1	900	7,866
Repros Therapeutics, Inc.*,1	4,237	7,838
Strongbridge Biopharma plc*	1,600	7,760
Escalon Medical Corp.*	9,899	7,729
Recro Pharma, Inc.*,1	900	7,533
Galectin Therapeutics, Inc.*	5,026	7,438
TetraLogic Pharmaceuticals Corp.*,1	21,865	7,325
Second Sight Medical Products, Inc.*,1	1,850	7,215
Cleveland BioLabs, Inc.*,1	3,280	7,118
Chiasma, Inc.*,1	2,062	6,619
Cogentix Medical, Inc.*	9,224	6,568
SPAR Group, Inc.*	6,749	6,547
Alphatec Holdings, Inc.*	31,101	6,438
OpGen, Inc.*	3,600	6,408

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Non-cyclical - 25.7% (continued)
Hooper Holmes, Inc.*	54,219	$6,344
Akers Biosciences, Inc.*	2,850	6,127
QC Holdings, Inc.*	5,624	5,905
CytoSorbents Corp.*	1,350	5,792
Signal Genetics, Inc.*	9,762	5,613
HTG Molecular Diagnostics, Inc.*	1,900	5,491
EyeGate Pharmaceuticals, Inc.*	1,462	5,483
ProPhase Labs, Inc.*	3,937	5,472
ERBA Diagnostics, Inc.*	6,074	5,467
Joint Corp.*	1,800	5,364
Pernix Therapeutics Holdings, Inc.*,1	11,827	5,204
Cardica, Inc.*	1,987	5,146
Ritter Pharmaceuticals, Inc.*	3,262	5,089
Aytu BioScience, Inc.*	12,244	4,898
Biocept, Inc.*	7,700	4,856
Carbylan Therapeutics, Inc.*	4,387	4,826
Marrone Bio Innovations, Inc.*,1	6,862	4,735
EPIRUS Biopharmaceuticals, Inc.*,1	7,582	4,637
Strata Skin Sciences, Inc.*	6,187	4,481
NeuroMetrix, Inc.*	2,615	4,419
Zosano Pharma Corp.*	2,300	4,347
InterCloud Systems, Inc.*	5,287	4,335
Lpath, Inc. — Class A*	23,198	3,944
Allied Healthcare Products, Inc.*	5,962	3,756
Ceres, Inc.*	16,200	3,605
BioPharmX Corp.*	5,624	3,557
Viking Therapeutics, Inc.*	2,500	3,450
PhotoMedex, Inc.*	12,036	3,250
American CareSource Holdings, Inc.*	15,124	3,025
Cellectar Biosciences, Inc.*,1	928	3,016
Premier Exhibitions, Inc.*	5,962	2,981
Semler Scientific, Inc.*	1,500	2,820
CombiMatrix Corp.*,1	794	2,628
Bellerophon Therapeutics, Inc.*,1	2,200	2,574
Amedica Corp.*	1,905	2,572
GlobeImmune, Inc.*	2,137	2,543
Neothetics, Inc.*,1	1,587	2,238
SunLink Health Systems, Inc.*	4,612	2,214
Universal Security Instruments, Inc.*,1	337	1,180
NovaBay Pharmaceuticals, Inc.*,1	355	1,044
Onconova Therapeutics, Inc.*	2,362	992
Perseon Corp.*	13,048	697
Great Basin Scientific, Inc.*	289	561
Rock Creek Pharmaceuticals, Inc.*	8,324	151
Total Consumer, Non-cyclical		5,745,279
Industrial - 10.9%
Kadant, Inc.	2,000	99,520
Stoneridge, Inc.*	5,420	88,942
Mesa Laboratories, Inc.	739	72,888
VSE Corp.	1,054	70,839
IES Holdings, Inc.*,1	4,982	70,445

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 10.9% (continued)
CECO Environmental Corp.	8,336	$67,938
Casella Waste Systems, Inc. — Class A*	9,264	66,516
LSI Industries, Inc.	5,847	65,194
Hurco Companies, Inc.	1,860	59,948
Kratos Defense & Security Solutions, Inc.*	11,999	50,156
Covenant Transportation Group, Inc. — Class A*	2,350	50,148
AEP Industries, Inc.	820	49,208
Heritage-Crystal Clean, Inc.*	3,987	47,445
Advanced Emissions Solutions, Inc.*	5,767	43,541
Energous Corp.*,1	3,767	39,930
Sparton Corp.*	1,947	37,791
SL Industries, Inc.*	900	35,996
CyberOptics Corp.*	2,100	35,469
LMI Aerospace, Inc.*,1	4,000	33,680
NVE Corp.	593	33,487
Layne Christensen Co.*,1	3,800	32,870
ZAGG, Inc.*	6,790	32,864
Control4 Corp.*,1	3,944	30,960
UFP Technologies, Inc.*	1,423	30,666
Key Technology, Inc.*	3,303	29,727
Allied Motion Technologies, Inc.	1,298	29,568
Research Frontiers, Inc.*,1	7,100	28,897
Revolution Lighting Technologies, Inc.*	4,460	28,812
Intevac, Inc.*	5,849	28,602
Core Molding Technologies, Inc.*	2,207	27,830
Hudson Technologies, Inc.*	8,000	27,680
USA Truck, Inc.*	1,362	27,185
Willis Lease Finance Corp.*	1,100	26,906
Imprivata, Inc.*	1,964	26,691
Goldfield Corp.*	9,458	26,672
Hardinge, Inc.	2,511	26,215
American Superconductor Corp.*	2,600	25,402
TRC Companies, Inc.*	3,984	25,338
KEMET Corp.*	9,400	25,286
Napco Security Technologies, Inc.*	3,732	24,557
MOCON, Inc.	1,748	24,315
MicroVision, Inc.*,1	12,323	23,414
Broadwind Energy, Inc.*	5,858	22,963
Applied Optoelectronics, Inc.*,1	2,175	22,946
Gencor Industries, Inc.*	1,526	22,676
Omega Flex, Inc.	647	22,451
Dynamic Materials Corp.	2,103	22,103
Lawson Products, Inc.*	1,134	21,875
Aspen Aerogels, Inc.*	5,167	20,720
Pure Cycle Corp.*,1	4,610	20,699
Manitex International, Inc.*,1	2,925	20,475
PAM Transportation Services, Inc.*	974	20,055
Sterling Construction Company, Inc.*	3,786	19,119
Perma-Fix Environmental Services, Inc.*	4,050	19,035

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 10.9% (continued)
Ballantyne Strong, Inc.*	3,700	$18,500
CUI Global, Inc.*,1	3,200	18,464
Taylor Devices, Inc.*	1,100	18,062
Innovative Solutions & Support, Inc.*	6,299	18,015
Iteris, Inc.*	7,161	17,186
Arotech Corp.*,1	6,100	16,775
IEC Electronics Corp.*	3,600	16,344
Frequency Electronics, Inc.*	1,550	15,330
Intellicheck Mobilisa, Inc.*	7,537	15,300
Ideal Power, Inc.*	3,100	14,787
Xerium Technologies, Inc.*	2,216	14,005
Astrotech Corp.*,1	7,312	12,430
Capstone Turbine Corp.*	7,800	12,168
SigmaTron International, Inc.*,1	1,912	10,898
Tecogen, Inc.*	2,312	10,820
Energy Focus, Inc.*,1	1,687	10,594
Lime Energy Co.*,1	4,499	10,438
Fuel Tech, Inc.*	6,765	10,215
Global Power Equipment Group, Inc.*	5,599	9,742
Giga-Tronics, Inc.*	7,874	9,291
CVD Equipment Corp.*,1	1,286	9,092
Turtle Beach Corp.*,1	9,312	9,080
Resonant, Inc.*,1	2,300	9,062
Chicago Rivet & Machine Co.	337	9,011
Empire Resources, Inc.[1]	2,436	8,916
American Electric Technologies, Inc.*,1	3,487	8,648
EnSync, Inc.*	20,360	8,551
Digital Ally, Inc.*,1	2,312	8,439
A. M. Castle & Co.*,1	4,612	8,394
Document Security Systems, Inc.*	40,945	8,394
P&F Industries, Inc. — Class A	900	7,974
WSI Industries, Inc.	2,600	7,592
Aehr Test Systems*	7,087	7,087
Active Power, Inc.*	12,936	6,791
MagneGas Corp.*,1	8,212	6,652
Superconductor Technologies, Inc.*	29,359	6,650
AG&E Holdings, Inc.	20,248	6,479
Applied DNA Sciences, Inc.*,1	2,025	5,933
Insignia Systems, Inc.*	1,800	4,284
Metabolix, Inc.*,1	4,962	3,970
Clean Diesel Technologies, Inc.*	9,699	3,783
CTI Industries Corp.*,1	562	3,709
IntriCon Corp.*	337	1,820
Erickson, Inc.*,1	2,137	1,613
Axion Power International, Inc.*	1,487	21
Total Industrial		2,425,964
Consumer, Cyclical - 9.7%
Unifi, Inc.*	3,269	82,150
Green Brick Partners, Inc.*,1	9,686	69,158
Malibu Boats, Inc. — Class A*	4,462	60,683
Empire Resorts, Inc.*,1	3,100	60,419
Culp, Inc.	2,172	59,708
Reading International, Inc. — Class A*	4,739	59,332
Beazer Homes USA, Inc.*	7,467	58,615

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 9.7% (continued)
Build-A-Bear Workshop, Inc. — Class A*	4,230	$58,543
Bassett Furniture Industries, Inc.	2,039	56,908
Spartan Motors, Inc.	7,987	51,118
Monarch Casino & Resort, Inc.*	2,414	50,984
Skyline Corp.*,1	4,724	48,752
Supreme Industries, Inc. — Class A	3,667	48,404
Superior Uniform Group, Inc.	2,719	48,126
Miller Industries, Inc.	2,190	46,778
Hooker Furniture Corp.	1,835	44,389
West Marine, Inc.*	4,778	43,862
Destination XL Group, Inc.*	9,173	42,929
Luby's, Inc.*	8,448	42,156
Nathan's Famous, Inc.*	983	41,855
Jamba, Inc.*,1	3,486	39,775
Winmark Corp.	404	39,693
Flexsteel Industries, Inc.	958	39,182
NACCO Industries, Inc. — Class A	714	37,514
Lifetime Brands, Inc.	2,469	35,998
Kona Grill, Inc.*,1	2,848	35,913
Del Frisco's Restaurant Group, Inc.*	2,099	32,451
America's Car-Mart, Inc.*,1	1,354	32,198
Johnson Outdoors, Inc. — Class A	1,210	31,896
J Alexander's Holdings, Inc.*	3,037	31,585
Freshpet, Inc.*,1	3,312	30,669
Commercial Vehicle Group, Inc.*	8,200	30,340
Escalade, Inc.	2,568	29,198
Rocky Brands, Inc.	2,435	27,759
Golden Entertainment, Inc.*	2,245	27,524
UCP, Inc. — Class A*	3,681	26,614
Century Casinos, Inc.*	4,502	25,661
RCI Hospitality Holdings, Inc.	2,270	24,652
Noodles & Co.*,1	2,608	24,463
Gaiam, Inc. — Class A*	3,200	24,256
Red Lion Hotels Corp.*	2,979	23,951
New York & Company, Inc.*	13,595	23,927
Delta Apparel, Inc.*	1,072	22,019
Black Diamond, Inc.*	5,235	21,830
Canterbury Park Holding Corp.	2,025	21,425
Morgans Hotel Group Co.*	9,200	20,148
PCM, Inc.*	1,792	19,354
Strattec Security Corp.	386	17,856
New Home Company, Inc.*	1,758	17,809
Lakeland Industries, Inc.*,1	2,000	17,640
MCBC Holdings, Inc.*	1,125	17,303
Cherokee, Inc.*	1,200	16,932
Kewaunee Scientific Corp.	887	14,724
Dixie Group, Inc.*,1	4,302	14,584
Papa Murphy's Holdings, Inc.*,1	1,879	14,093
Nevada Gold & Casinos, Inc.*,1	6,299	12,661
ADDvantage Technologies Group, Inc.*	7,424	12,621
Peak Resorts, Inc.	2,856	12,366
Unique Fabricating, Inc.	900	12,195
Rave Restaurant Group, Inc.*,1	2,832	11,696

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer, Cyclical - 9.7% (continued)
Boot Barn Holdings, Inc.*,1	1,498	$11,400
Entertainment Gaming Asia, Inc.*	5,624	11,304
DGSE Companies, Inc.*	19,685	10,433
Cosi, Inc.*	18,007	9,846
Diversified Restaurant Holdings, Inc.*	5,287	8,406
Bon-Ton Stores, Inc.	5,500	8,305
Full House Resorts, Inc.*	3,937	6,299
Gordmans Stores, Inc.*	3,487	5,963
Forward Industries, Inc.*	4,724	5,858
Virco Manufacturing Corp.*	1,600	5,648
Koss Corp.*	2,925	5,324
Comstock Holding Companies, Inc.*	2,700	5,184
AMREP Corp.*	1,125	4,883
bebe stores, Inc.*	13,048	4,567
Differential Brands Group, Inc.*	850	3,443
Ignite Restaurant Group, Inc.*	1,348	3,033
Total Consumer, Cyclical		2,157,240
Technology - 6.2%
Mitek Systems, Inc.*	8,100	73,629
Cascade Microtech, Inc.*	3,552	73,456
Axcelis Technologies, Inc.*	23,642	63,833
Immersion Corp.*	7,129	45,626
Instructure, Inc.*	2,600	45,110
Exa Corp.*	3,650	44,164
Model N, Inc.*	3,500	43,050
Digimarc Corp.*,1	1,520	42,043
Radisys Corp.*	9,100	40,495
Five9, Inc.*	3,800	38,722
GSE Systems, Inc.*	15,523	33,994
Hutchinson Technology, Inc.*	9,280	32,666
QAD, Inc. — Class B	2,050	32,534
Brightcove, Inc.*	4,837	32,408
ExOne Co.*,1	3,043	32,012
Appfolio, Inc. — Class A*	2,250	31,500
USA Technologies, Inc.*	7,100	31,240
American Software, Inc. — Class A	3,150	30,366
Ultra Clean Holdings, Inc.*	5,196	29,617
CSP, Inc.	3,825	29,529
Datalink Corp.*	3,600	29,052
Xactly Corp.*	2,925	28,841
Mattersight Corp.*,1	6,658	26,299
EMCORE Corp.*	4,348	24,610
GigPeak, Inc.*	8,400	23,605
AXT, Inc.*	6,557	23,343
Simulations Plus, Inc.	2,900	22,156
Upland Software, Inc.*	2,937	21,146
Guidance Software, Inc.*,1	3,700	20,535
Richardson Electronics Ltd.	3,754	19,521
Everyday Health, Inc.*	2,767	18,622
Datawatch Corp.*	3,500	18,340
Intermolecular, Inc.*	9,899	17,818
Computer Task Group, Inc.	3,353	17,737
Evolving Systems, Inc.	3,300	17,391
SharpSpring, Inc.*	4,499	17,321
Data I/O Corp.*	6,974	17,296

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Technology - 6.2% (continued)
Imation Corp.*	9,800	$17,248
NCI, Inc. — Class A	1,290	16,680
GSI Technology, Inc.*	4,132	16,528
Concurrent Computer Corp.	2,411	15,672
Pixelworks, Inc.*	7,900	15,642
SunEdison Semiconductor Ltd.*	2,336	13,315
Sonic Foundry, Inc.*,1	2,137	13,292
Asure Software, Inc.*	2,300	11,385
Amber Road, Inc.*,1	1,831	10,967
Xplore Technologies Corp.*	3,037	9,688
MoSys, Inc.*	22,423	8,745
Adesto Technologies Corp.*,1	2,300	8,211
Technical Communications Corp.*	3,150	8,206
Majesco Entertainment Co.	7,400	6,364
Rubicon Technology, Inc.*	8,824	6,000
Medical Transcription Billing Corp.*	5,737	5,622
Sysorex Global Holdings Corp.*	9,449	4,158
Total Technology		1,377,350
Communications - 5.7%
Clearfield, Inc.*,1	3,463	62,715
FairPoint Communications, Inc.*	4,567	61,883
Straight Path Communications, Inc. — Class B*,1	1,819	58,225
Zix Corp.*	14,407	57,916
Hawaiian Telcom Holdco, Inc.*	2,765	56,378
Alliance Fiber Optic Products, Inc.*	2,582	47,819
Reis, Inc.	1,851	43,350
Saga Communications, Inc. — Class A1	953	39,425
Preformed Line Products Co.	900	39,312
Numerex Corp. — Class A*,1	5,038	37,785
Autobytel, Inc.*	2,172	31,125
A H Belo Corp. — Class A	5,795	29,612
MeetMe, Inc.*	7,600	28,728
Remark Media, Inc.*	5,849	27,666
A10 Networks, Inc.*	3,997	25,821
RELM Wireless Corp.	4,379	23,866
ClearOne, Inc.	2,100	23,163
Lee Enterprises, Inc.*	11,784	22,979
HC2 Holdings, Inc.*,1	5,061	22,724
KVH Industries, Inc.*	2,524	21,378
Alaska Communications Systems Group, Inc.*	12,088	21,275
US Auto Parts Network, Inc.*	5,341	20,670
Value Line, Inc.	1,237	20,509
Beasley Broadcast Group, Inc. — Class A	4,162	19,561
Rightside Group Ltd.*,1	2,137	19,340
ID Systems, Inc.*	3,800	18,962
Aerohive Networks, Inc.*	2,925	18,340
RF Industries Ltd.	7,874	17,953
YuMe, Inc.*,1	4,274	16,626
Tessco Technologies, Inc.	1,262	16,456
Unwired Planet, Inc.*,1	2,700	16,146
EVINE Live, Inc.*,1	9,924	15,233
Cumulus Media, Inc. — Class A*	47,300	15,127

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Communications - 5.7% (continued)
Support.com, Inc.*	18,500	$14,614
Ooma, Inc.*,1	2,025	13,973
TheStreet.com, Inc.	11,900	13,923
Tremor Video, Inc.*	7,537	13,642
Covisint Corp.*	6,299	12,661
Aviat Networks, Inc.*	21,841	12,559
Wireless Telecom Group, Inc.*	9,224	12,130
Globalscape, Inc.	3,298	11,840
MaxPoint Interactive, Inc.*,1	1,100	11,517
LightPath Technologies, Inc. — Class A*	5,737	10,901
Lantronix, Inc.*	10,574	10,785
Xcel Brands, Inc.*	1,700	10,200
Radio One, Inc. — Class D*	3,700	10,027
eGain Corp.*	3,104	9,933
Net Element, Inc.*	4,195	9,690
Marin Software, Inc.*	4,011	9,466
Inuvo, Inc.*	5,624	9,448
Emmis Communications Corp. — Class A*	17,800	9,347
Sajan, Inc.*	2,137	9,167
Spark Networks, Inc.*,1	5,713	8,627
CafePress, Inc.*	2,187	7,283
Fusion Telecommunications International, Inc.*	5,137	6,935
DraftDay Fantasy Sports, Inc.*	16,424	5,338
Bridgeline Digital, Inc.*	6,974	5,231
Corindus Vascular Robotics, Inc.*,1	4,499	5,039
Cinedigm Corp. — Class A*	3,080	4,189
RLJ Entertainment, Inc.*	6,862	3,844
Towerstream Corp.*	13,000	2,418
Total Communications		1,262,795
Energy - 3.2%
Natural Gas Services Group, Inc.*	3,352	67,945
Pioneer Energy Services Corp.*	16,000	57,119
Pacific Ethanol, Inc.*,1	8,894	56,299
Panhandle Oil and Gas, Inc. — Class A	3,165	50,893
Dawson Geophysical Co.*	6,890	49,746
Trecora Resources*	4,036	45,404
Willbros Group, Inc.*	12,399	40,173
Evolution Petroleum Corp.	5,711	31,924
Adams Resources & Energy, Inc.	726	28,162
Renewable Energy Group, Inc.*	2,800	25,788
Zion Oil & Gas, Inc.*	15,284	23,690
Gastar Exploration, Inc.*	22,600	20,792
Isramco, Inc.*,1	216	20,131
Resolute Energy Corp.*	24,243	15,031
Approach Resources, Inc.*	5,624	15,016
VAALCO Energy, Inc.*	13,836	14,943
Basic Energy Services, Inc.*,1	7,100	13,916
Key Energy Services, Inc.*	44,432	13,472
Houston American Energy Corp.*	58,970	12,679
Enphase Energy, Inc.*,1	5,523	11,543
ION Geophysical Corp.*,1	1,612	11,236
PetroQuest Energy, Inc.*	3,600	10,476

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 3.2% (continued)
Superior Drilling Products, Inc.*	5,062	$9,112
Sunworks, Inc.*,1	3,250	7,573
Harvest Natural Resources, Inc.*	15,300	7,497
Magellan Petroleum Corp.*	5,624	7,311
Lucas Energy, Inc.*,1	1,687	6,613
Vantage Drilling Co.*	467,750	6,502
Mexco Energy Corp.*,1	2,334	5,590
Warren Resources, Inc.*	38,100	5,029
Gevo, Inc.*,1	14,100	4,935
US Energy Corp.*	13,048	4,697
Vertex Energy, Inc.*,1	3,222	4,479
Barnwell Industries, Inc.*	2,700	4,320
Royale Energy, Inc.*	9,561	3,777
Yuma Energy, Inc.*	13,723	3,565
FieldPoint Petroleum Corp.*	4,274	2,479
Tengasco, Inc.*	3,150	2,394
ZaZa Energy Corp.*	18,448	1,476
Ascent Solar Technologies, Inc.*	34,308	806
Total Energy		724,533
Basic Materials - 2.0%
Landec Corp.*	7,777	90,058
Orchids Paper Products Co.	2,622	83,275
KMG Chemicals, Inc.	2,625	56,385
Ryerson Holding Corp.*	3,164	44,075
Oil-Dri Corporation of America	983	31,957
Uranium Energy Corp.*	29,286	22,843
Codexis, Inc.*	4,900	18,619
United States Lime & Minerals, Inc.	337	18,026
Ikonics Corp.*,1	1,350	14,823
Northern Technologies International Corp.*	1,181	14,763
General Moly, Inc.*	34,034	12,201
Charles & Colvard Ltd.*	10,686	11,007
Solitario Exploration & Royalty Corp.*	22,811	9,809
Vista Gold Corp.*	12,936	9,081
US Antimony Corp.*	23,700	6,162
Timberline Resources Corp.*	8,437	2,362
Total Basic Materials		445,446
Utilities - 1.0%
York Water Co.	2,996	80,892
Artesian Resources Corp. — Class A	1,643	46,333
Delta Natural Gas Company, Inc.	1,335	33,375
RGC Resources, Inc.[1]	1,275	29,771
Synthesis Energy Systems, Inc.*	20,864	22,742
US Geothermal, Inc.*	25,852	20,449
Total Utilities		233,562
Diversified - 0.4%
Resource America, Inc. — Class A	8,127	78,344
	–	–
Total Common Stocks
(Cost $24,736,926)		22,176,859
MASTER LIMITED PARTNERSHIPS† - 0.1%
Diversified - 0.1%
Landmark Infrastructure Partners, LP	1,912	29,062

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

		Shares	Value
MASTER LIMITED PARTNERSHIPS† - 0.1% (continued)
Diversified - 0.1% (continued)
		–	$–
Total Master Limited Partnerships
(Cost $28,527)			$29,062
ROYALTY TRUST† - 0.1%
Energy - 0.1%
Cross Timbers Royalty Trust[1]		1,900	32,110
	[1]	–	–
Total Royalty Trust
(Cost $30,294)			32,110

		Face
		Amount	Value
CONVERTIBLE BONDS†† - 0.0%**
Consumer, Non-cyclical - 0.0%**
Catalyst Biosciences, Inc.
0.00% due 02/19/18		$6,475	$6,151
Total Convertible Bonds
(Cost $6,475)			6,151

Shares		Value
SECURITIES LENDING COLLATERAL†,2 - 12.9%
BNY Mellon Separately Managed Cash Collateral Account, 0.3028%	2,872,546	$2,872,546
Total Securities Lending Collateral
(Cost $2,872,546)		2,872,546
Total Investments - 112.5%
(Cost $27,674,768)		$25,116,728
Other Assets & Liabilities, net - (12.5)%		(2,797,146)
Total Net Assets - 100.0%		$22,319,582

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or portion of this security is on loan at May 31, 2016 — See Note 4.
2	Securities lending collateral — See Note 4.

plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$22,176,859	$—	$—	$22,176,859
Convertible Bonds	—	6,151	—	6,151
Master Limited Partnership	29,062	—	—	29,062
Royalty Trust	32,110	—	—	32,110
Securities Lending Collateral	2,872,546	—	—	2,872,546
Total	$25,110,577	$6,151	$—	$25,116,728

Wilshire Micro-Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

Wilshire US REIT ETF
SCHEDULE OF INVESTMENTS (Unaudited)	May 31, 2016

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 99.4%
Simon Property Group, Inc.	9,028	$1,784,293
Public Storage	4,422	1,121,906
Equity Residential	10,471	724,698
Prologis, Inc.	15,049	715,279
AvalonBay Communities, Inc.	3,929	706,749
Welltower, Inc.	10,184	701,779
Ventas, Inc.	9,637	639,222
Boston Properties, Inc.	4,404	553,274
Vornado Realty Trust	5,408	516,572
HCP, Inc.	13,350	438,815
Essex Property Trust, Inc.	1,876	426,283
Digital Realty Trust, Inc.	4,201	400,985
General Growth Properties, Inc.	14,678	394,397
Kimco Realty Corp.	11,864	334,328
Extra Space Storage, Inc.	3,586	333,390
Host Hotels & Resorts, Inc.	21,572	332,209
Federal Realty Investment Trust	2,002	306,686
SL Green Realty Corp.	2,869	290,802
Macerich Co.	3,636	277,500
UDR, Inc.	7,517	270,838
Duke Realty Corp.	9,919	234,783
Mid-America Apartment Communities, Inc.	2,164	222,870
Camden Property Trust	2,492	212,343
Regency Centers Corp.	2,659	203,679
Apartment Investment & Management Co. — Class A	4,491	191,541
Alexandria Real Estate Equities, Inc.	1,957	189,633
Equity LifeStyle Properties, Inc.	2,426	177,826
American Campus Communities, Inc.	3,737	175,714
Kilroy Realty Corp.	2,646	167,095
CubeSmart	5,039	160,442
DDR Corp.	9,219	158,659
Forest City Realty Trust, Inc. — Class A	6,927	158,005
Liberty Property Trust	4,193	156,483
Douglas Emmett, Inc.	4,225	143,185
Highwoods Properties, Inc.	2,756	134,107
Weingarten Realty Investors	3,555	133,775
Senior Housing Properties Trust	6,810	127,211
Sovran Self Storage, Inc.	1,130	122,345
Sun Communities, Inc.	1,675	116,965
Healthcare Trust of America, Inc. — Class A	3,742	112,934
Taubman Centers, Inc.	1,641	112,523
Hospitality Properties Trust	4,346	111,258
DCT Industrial Trust, Inc.	2,537	109,421
Retail Properties of America, Inc. — Class A	6,804	107,843
Equity Commonwealth*	3,611	104,322
CyrusOne, Inc.	2,073	102,220
American Homes 4 Rent — Class A	5,146	94,378
Healthcare Realty Trust, Inc.	2,931	93,176

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 99.4% (continued)
Apple Hospitality REIT, Inc.	5,000	$91,150
Tanger Factory Outlet Centers, Inc.	2,557	90,058
Post Properties, Inc.	1,415	85,707
Piedmont Office Realty Trust, Inc. — Class A	4,160	83,408
DuPont Fabros Technology, Inc.	1,911	80,854
Brandywine Realty Trust	5,013	79,155
First Industrial Realty Trust, Inc.	3,190	78,984
Education Realty Trust, Inc.	1,824	78,049
National Health Investors, Inc.	1,101	76,883
Paramount Group, Inc.	4,684	76,724
PS Business Parks, Inc.	775	76,516
LaSalle Hotel Properties	3,238	74,830
Sunstone Hotel Investors, Inc.	6,194	74,576
Equity One, Inc.	2,520	74,239
RLJ Lodging Trust	3,574	73,231
Columbia Property Trust, Inc.	3,540	72,995
Hudson Pacific Properties, Inc.	2,579	72,496
Ryman Hospitality Properties, Inc.	1,471	72,167
Urban Edge Properties	2,676	71,851
Brixmor Property Group, Inc.	2,745	69,311
Acadia Realty Trust	2,020	68,478
Mack-Cali Realty Corp.	2,569	67,411
CoreSite Realty Corp.	879	66,672
Corporate Office Properties Trust	2,440	65,953
Empire State Realty Trust, Inc. — Class A	3,473	65,813
Cousins Properties, Inc.	6,063	65,117
Kite Realty Group Trust	2,392	64,273
Care Capital Properties, Inc.	2,404	62,480
EastGroup Properties, Inc.	929	59,484
Washington Real Estate Investment Trust	1,956	57,956
Retail Opportunity Investments Corp.	2,856	57,748
Parkway Properties, Inc.	3,202	55,875
WP GLIMCHER, Inc.	5,314	54,309
American Assets Trust, Inc.	1,302	52,093
Pebblebrook Hotel Trust	2,063	52,029
DiamondRock Hospitality Co.	5,756	51,459
Monogram Residential Trust, Inc.	4,778	48,449
CBL & Associates Properties, Inc.	4,890	47,042
New York REIT, Inc.	4,733	43,212
Pennsylvania Real Estate Investment Trust	1,987	41,926
Chesapeake Lodging Trust	1,723	41,076
Ramco-Gershenson Properties Trust	2,270	40,883
Government Properties Income Trust	2,040	39,984
Sabra Health Care REIT, Inc.	1,869	39,137
Franklin Street Properties Corp.	2,873	32,781
Summit Hotel Properties, Inc.	2,489	29,121
Terreno Realty Corp.	1,182	28,297
FelCor Lodging Trust, Inc.	4,003	26,460

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 99.4% (continued)
Alexander's, Inc.	68	$24,912
Chatham Lodging Trust	1,100	23,859
Hersha Hospitality Trust	1,275	22,593
Urstadt Biddle Properties, Inc. — Class A	1,031	21,816
Monmouth Real Estate Investment Corp.	1,753	20,843
QTS Realty Trust, Inc. — Class A	402	20,771
Tier REIT, Inc.	1,369	20,535
Investors Real Estate Trust	3,286	20,439
NorthStar Realty Europe Corp.	1,807	20,329
Rouse Properties, Inc.	1,078	19,674
Universal Health Realty Income Trust	359	19,207
Saul Centers, Inc.	341	19,157
Cedar Realty Trust, Inc.	2,437	16,547
Silver Bay Realty Trust Corp.	975	15,249

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financial - 99.4% (continued)
First Potomac Realty Trust	1,666	$14,911
National Storage Affiliates Trust	660	13,761
Ashford Hospitality Trust, Inc.	2,601	13,083
Ashford Hospitality Prime, Inc.	943	10,203
NexPoint Residential Trust, Inc.	562	7,947
Easterly Government Properties, Inc.	385	7,207
Total Financial		18,736,486
Total Common Stocks
(Cost $16,845,597)		18,736,486
Total Investments - 99.4%
(Cost $16,845,597)		$18,736,486
Other Assets & Liabilities, net - 0.6%		112,559
Total Net Assets - 100.0%		$18,849,045

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at May 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$18,736,486	$—	$—	$18,736,486

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended May 31, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Claymore Exchange–Traded Fund Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

The following 11 portfolios have a quarterly reporting period ended on May 31, 2016:

Guggenheim BRIC ETF
Guggenheim Defensive Equity ETF
Guggenheim Dow Jones Industrial Average Dividend ETF
Guggenheim Insider Sentiment ETF
Guggenheim Large Cap Optimized Diversification ETF
Guggenheim Mid-Cap Core ETF
Guggenheim Multi-Asset Income ETF
Guggenheim Raymond James SB-1 Equity ETF
Guggenheim Spin-Off ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”).

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Funds. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange traded funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of May 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim BRIC ETF	$112,902,144	$7,374,696	$(48,021,615)	$(40,646,919)
Guggenheim Defensive Equity ETF	154,433,193	14,870,607	(3,595,201)	11,275,406
Guggenheim Dow Jones Industrial Average Dividend ETF	2,594,432	90,390	(49,338)	41,052
Guggenheim Insider Sentiment ETF	88,293,879	10,075,429	(6,662,518)	3,412,911
Guggenheim Large Cap Optimized Diversification ETF	2,534,320	66,058	(77,201)	(11,143)
Guggenheim Mid-Cap Core ETF	134,434,382	11,329,755	(3,486,076)	7,843,679
Guggenheim Multi-Asset Income ETF	452,432,613	23,885,455	(27,606,133)	(3,720,678)
Guggenheim Raymond James SB-1 Equity ETF	182,240,802	19,985,147	(17,232,487)	2,752,660
Guggenheim Spin-Off ETF	219,308,363	12,733,950	(3,074,719)	9,659,231
Wilshire Micro-Cap ETF	28,453,398	1,975,884	(5,312,554)	(3,336,670)
Wilshire US REIT ETF	16,780,788	2,519,375	(563,677)	1,955,698

4.	Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

As of May 31, 2016 the Funds participated in securities lending as follows:
	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim BRIC ETF	$3,496,383	$3,671,064	$116,898	$3,787,962
Guggenheim Defensive Equity ETF	8,789,305	6,608,876	2,498,221	9,107,097
Guggenheim Dow Jones Industrial Average Dividend ETF	-	-	-	-
Guggenheim Insider Sentiment ETF	5,076,907	5,220,588	-	5,220,588
Guggenheim Large Cap Optimized Diversification ETF	60,731	62,328	-	62,328
Guggenheim Mid-Cap Core ETF	4,470,749	4,595,524	-	4,595,524
Guggenheim Multi-Asset Income ETF	10,524,103	10,807,992	-	10,807,992
Guggenheim Raymond James SB-1 Equity ETF	7,046,689	7,223,620	-	7,223,620
Guggenheim Spin-Off ETF	1,914,425	1,997,009	-	1,997,009
Wilshire Micro-Cap ETF	2,735,823	2,872,546	-	2,872,546
Wilshire US REIT ETF	-	-	-	-

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:	July 29, 2016

By:	/s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	July 29, 2016